PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2020 (Unaudited)

SMALL CAP INDEX FUND

	Number of Shares	Value†
COMMON STOCKS — 86.9%

Advertising — 0.1%
Boston Omaha Corp., Class A*	400	$7,244
Clear Channel Outdoor Holdings, Inc.*	600	384
Fluent, Inc.*	1,700	1,989
Marchex, Inc., Class B*	1,500	2,175
MDC Partners, Inc., Class A*	1,800	2,610
National CineMedia, Inc.	1,874	6,109
Quotient Technology, Inc.*	2,700	17,550
SharpSpring, Inc.*	400	2,424
Telaria, Inc.*	1,300	7,800

		48,285

Aerospace & Defense — 1.0%
AAR Corp.	1,069	18,986
Aerojet Rocketdyne Holdings, Inc.*	2,340	97,882
AeroVironment, Inc.*	718	43,769
Astronics Corp.*	795	7,298
Barnes Group, Inc.	1,565	65,464
Ducommun, Inc.*	400	9,940
Kaman Corp.	848	32,623
Kratos Defense & Security Solutions, Inc.*	2,822	39,057
Mercury Systems, Inc.*	1,736	123,846
Moog, Inc., Class A	991	50,075
National Presto Industries, Inc.	146	10,338
Park Aerospace Corp.	533	6,716
Triumph Group, Inc.	1,600	10,816

		516,810

Agriculture — 0.3%
22nd Century Group, Inc.*	3,700	2,775
Alico, Inc.	151	4,687
Cadiz, Inc.*	300	3,501
Fresh Del Monte Produce, Inc.	1,016	28,052
Limoneira Co.	600	7,860
Pyxus International, Inc.*	300	933
Tejon Ranch Co.*	825	11,599
The Andersons, Inc.	1,132	21,225
Turning Point Brands, Inc.	300	6,333
Universal Corp.	755	33,379
Vector Group Ltd.	3,557	33,507

		153,851

Airlines — 0.2%
Allegiant Travel Co.	415	33,947
Hawaiian Holdings, Inc.	1,526	15,932
Mesa Air Group, Inc.*	900	2,961
SkyWest, Inc.	1,581	41,406
Spirit Airlines, Inc.*	2,200	28,358

		122,604

Apparel — 0.7%
Crocs, Inc.*	2,300	39,077
Deckers Outdoor Corp.*	896	120,064
Delta Apparel, Inc.*	100	1,041
G-III Apparel Group Ltd.*	1,508	11,612
Kontoor Brands, Inc.	1,400	26,838
Oxford Industries, Inc.	508	18,420
Rocky Brands, Inc.	200	3,870
Steven Madden Ltd.	2,673	62,094

	Number of Shares	Value†
Apparel — (continued)
Superior Group of Cos, Inc.	200	$1,692
Unifi, Inc.*	460	5,313
Weyco Group, Inc.	200	4,034
Wolverine World Wide, Inc.	2,482	37,726

		331,781

Auto Manufacturers — 0.1%
Blue Bird Corp.*	392	4,285
Navistar International Corp.*	1,600	26,384
REV Group, Inc.	1,000	4,170
Wabash National Corp.	1,800	12,996

		47,835

Auto Parts & Equipment — 0.8%
Adient PLC*	2,800	25,396
Altra Industrial Motion Corp.	2,103	36,781
American Axle & Manufacturing Holdings, Inc.*	3,716	13,415
Commercial Vehicle Group, Inc.*	1,000	1,510
Cooper Tire & Rubber Co.	1,549	25,249
Cooper-Standard Holdings, Inc.*	600	6,162
Dana, Inc.	4,596	35,895
Dorman Products, Inc.*	892	49,301
Douglas Dynamics, Inc.	700	24,857
Gentherm, Inc.*	1,068	33,535
Meritor, Inc.*	2,445	32,396
Miller Industries, Inc.	343	9,700
Modine Manufacturing Co.*	1,577	5,125
Motorcar Parts of America, Inc.*	700	8,806
Spartan Motors, Inc.	1,000	12,910
Standard Motor Products, Inc.	700	29,099
Telenav, Inc.*	1,000	4,320
Tenneco, Inc., Class A*	1,600	5,760
Titan International, Inc.	1,913	2,965
Visteon Corp.*	900	43,182

		406,364

Banks — 8.3%
1st Constitution Bancorp	400	5,300
1st Source Corp.	488	15,826
ACNB Corp.	200	6,000
Allegiance Bancshares, Inc.	600	14,466
Amalgamated Bank, Class A	300	3,246
American National Bankshares, Inc.	400	9,560
Ameris Bancorp	2,012	47,805
Ames National Corp.	299	6,115
Arrow Financial Corp.	424	11,817
Atlantic Capital Bancshares, Inc.*	800	9,496
Atlantic Union Bankshares Corp.	2,607	57,093
BancFirst Corp.	620	20,689
Banco Latinoamericano de Comercio Exterior S.A.	1,110	11,444
BancorpSouth Bank	3,249	61,471
Bank First Corp.	200	11,200
Bank of Commerce Holdings	300	2,361
Bank of Marin Bancorp	480	14,400
Bankwell Financial Group, Inc.	300	4,578
Banner Corp.	1,100	36,344

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2020 (Unaudited)

SMALL CAP INDEX FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)

Banks — (continued)
Bar Harbor Bankshares	597	$10,316
Baycom Corp.*	400	4,820
BCB Bancorp, Inc.	400	4,260
Bridge Bancorp, Inc.	507	10,728
Bridgewater Bancshares Inc.*	700	6,825
Bryn Mawr Bank Corp.	632	17,936
Business First Bancshares, Inc.	400	5,400
Byline Bancorp, Inc.	700	7,259
C&F Financial Corp.	100	3,990
Cadence BanCorp	3,906	25,584
Cambridge Bancorp	100	5,200
Camden National Corp.	539	16,952
Capital Bancorp, Inc.*	400	5,008
Capital City Bank Group, Inc.	469	9,436
Capstar Financial Holdings, Inc.	600	5,934
Carolina Financial Corp.	700	18,109
Carter Bank & Trust	800	7,344
Cathay General Bancorp	2,450	56,228
CBTX, Inc.	500	8,885
CenterState Bank Corp.	3,805	65,560
Central Pacific Financial Corp.	900	14,310
Central Valley Community Bancorp	400	5,216
Century Bancorp, Inc., Class A	69	4,295
Chemung Financial Corp.	100	3,298
Citizens & Northern Corp.	356	7,120
City Holding Co.	548	36,458
Civista Bancshares, Inc.	400	5,984
CNB Financial Corp.	474	8,944
Coastal Financial Corp.*	300	3,153
Codorus Valley Bancorp, Inc.	276	4,444
Colony Bankcorp, Inc.	300	3,750
Columbia Banking System, Inc.	2,368	63,462
Community Bank System, Inc.	1,637	96,256
Community Trust Bancorp, Inc.	483	15,355
ConnectOne Bancorp, Inc.	1,060	14,246
CrossFirst Bankshares, Inc.*	1,500	12,600
Customers Bancorp, Inc.*	980	10,711
CVB Financial Corp.	4,292	86,055
Eagle Bancorp, Inc.	1,073	32,415
Enterprise Bancorp, Inc.	313	8,448
Enterprise Financial Services Corp.	782	21,826
Equity Bancshares, Inc., Class A*	500	8,625
Esquire Financial Holdings, Inc.*	300	4,515
Evans Bancorp, Inc.	200	4,862
Farmers & Merchants Bancorp, Inc.	400	10,364
Farmers National Banc Corp.	700	8,141
FB Financial Corp.	500	9,860
Fidelity D&D Bancorp, Inc.	100	5,102
Financial Institutions, Inc.	440	7,982
First Bancorp	924	21,326
First BanCorp Puerto Rico	6,700	35,644
First Bancorp, Inc.	234	5,148
First Bank/Hamilton NJ	400	2,776
First Busey Corp.	1,713	29,309
First Business Financial Services, Inc.	200	3,100
First Choice Bancorp	300	4,503

	Number of Shares	Value†
Banks — (continued)
First Commonwealth Financial Corp.	3,321	$30,354
First Community Bankshares, Inc.	626	14,586
First Financial Bancorp	3,082	45,953
First Financial Bankshares, Inc.	4,204	112,835
First Financial Corp.	380	12,814
First Foundation, Inc.	1,200	12,264
First Guaranty Bancshares, Inc.	220	3,175
First Internet Bancorp	300	4,926
First Interstate BancSystem, Inc., Class A	1,187	34,233
First Merchants Corp.	1,730	45,828
First Mid Bancshares, Inc.	500	11,870
First Midwest Bancorp, Inc.	3,414	45,184
First Northwest Bancorp	200	2,174
FNCB Bancorp, Inc.	800	5,528
Franklin Financial Network, Inc.	400	8,156
Franklin Financial Services Corp.	200	5,490
Fulton Financial Corp.	5,303	60,931
FVCBankcorp, Inc.*	500	6,660
German American Bancorp, Inc.	838	23,003
Glacier Bancorp, Inc.	2,821	95,928
Great Southern Bancorp, Inc.	371	14,988
Great Western Bancorp, Inc.	1,900	38,912
Guaranty Bancshares, Inc.	300	6,942
Hancock Whitney Corp.	2,778	54,227
Hanmi Financial Corp.	913	9,906
HarborOne Bancorp, Inc.*	1,077	8,110
Hawthorn Bancshares, Inc.	200	3,670
HBT Financial, Inc.	400	4,212
Heartland Financial USA, Inc.	1,117	33,733
Heritage Commerce Corp.	1,900	14,573
Heritage Financial Corp.	1,230	24,600
Home BancShares, Inc.	5,035	60,370
Hope Bancorp, Inc.	4,067	33,431
Horizon Bancorp, Inc.	1,350	13,311
Howard Bancorp, Inc.*	500	5,430
IBERIABANK Corp.	1,646	59,519
Independent Bank Corp.	1,055	67,910
Independent Bank Corp.	800	10,296
Independent Bank Group, Inc.	1,150	27,232
International Bancshares Corp.	1,825	49,056
Investar Holding Corp.	300	3,831
Kearny Financial Corp.	2,745	23,580
Lakeland Bancorp, Inc.	1,711	18,496
Lakeland Financial Corp.	791	29,069
LCNB Corp.	400	5,040
Level One Bancorp, Inc.	200	3,600
Live Oak Bancshares, Inc.	900	11,223
Luther Burbank Corp.	800	7,336
Macatawa Bank Corp.	800	5,696
Mackinac Financial Corp.	400	4,180
MainStreet Bancshares, Inc.*	300	5,028
Mercantile Bank Corp.	500	10,585
Merchants Bancorp	200	3,036
Metrocity Bankshares, Inc.	600	7,044
Metropolitan Bank Holding Corp.*	200	5,386
Mid Penn Bancorp, Inc.	200	4,050

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2020 (Unaudited)

SMALL CAP INDEX FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)

Banks — (continued)
Midland States Bancorp, Inc.	700	$12,243
MidWestOne Financial Group, Inc.	400	8,376
MVB Financial Corp.	200	2,550
National Bankshares, Inc.	219	6,986
NBT Bancorp, Inc.	1,369	44,342
Nicolet Bankshares, Inc.*	300	16,374
Northeast Bank	300	3,498
Northrim BanCorp, Inc.	200	5,400
Norwood Financial Corp.	200	5,340
Oak Valley Bancorp	113	1,779
OFG Bancorp	1,510	16,882
Ohio Valley Banc Corp.	200	5,996
Old National Bancorp	5,561	73,350
Old Second Bancorp, Inc.	800	5,528
OP Bancorp	700	5,222
Opus Bank	700	12,131
Origin Bancorp, Inc.	600	12,150
Orrstown Financial Services, Inc.	400	5,508
Pacific Mercantile Bancorp*	800	3,768
Park National Corp.	424	32,919
Parke Bancorp, Inc.	440	5,936
PCB Bancorp	300	2,934
PCSB Financial Corp.	500	6,995
Peapack Gladstone Financial Corp.	636	11,416
Penns Woods Bancorp, Inc.	252	6,124
People’s Utah Bancorp	600	11,622
Peoples Bancorp of North Carolina, Inc.	200	4,072
Peoples Bancorp, Inc.	572	12,670
Peoples Financial Services Corp.	200	7,948
Pioneer Bancorp, Inc.*	500	5,190
Preferred Bank	400	13,528
Premier Financial Bancorp, Inc.	550	6,820
Provident Bancorp, Inc.*	404	3,483
QCR Holdings, Inc.	500	13,535
RBB Bancorp	600	8,232
Red River Bancshares, Inc.	200	7,444
Reliant Bancorp, Inc.	400	4,508
Renasant Corp.	1,835	40,076
Republic Bancorp, Inc., Class A	287	9,480
Republic First Bancorp, Inc.*	1,700	3,723
Richmond Mutual Bancorporation, Inc.*	600	6,120
S&T Bancorp, Inc.	1,281	34,997
Sandy Spring Bancorp, Inc.	1,150	26,036
SB One Bancorp	200	3,400
Seacoast Banking Corp of Florida*	1,540	28,197
Select Bancorp, Inc.*	300	2,289
ServisFirst Bancshares, Inc.	1,500	43,980
Shore Bancshares, Inc.	300	3,255
Sierra Bancorp	412	7,243
Simmons First National Corp., Class A	3,096	56,966
SmartFinancial, Inc.	400	6,084
South Plains Financial, Inc.	400	6,196
South State Corp.	1,080	63,428
Southern First Bancshares, Inc.*	200	5,674
Southern National Bancorp of Virginia, Inc.	600	5,904
Southside Bancshares, Inc.	1,071	32,548

	Number of Shares	Value†
Banks — (continued)
Spirit of Texas Bancshares, Inc.*	400	$4,136
Sterling Bancorp, Inc.	700	3,010
Stock Yards Bancorp, Inc.	667	19,296
Summit Financial Group, Inc.	400	8,484
The Bancorp, Inc.*	1,512	9,178
The Bank of NT Butterfield & Son Ltd.	1,700	28,951
The Bank of Princeton	200	4,650
The Community Financial Corp.	100	2,210
The First Bancshares, Inc.	500	9,535
The First of Long Island Corp.	689	11,954
Tompkins Financial Corp.	458	32,884
Towne Bank	2,177	39,382
TriCo Bancshares	898	26,778
TriState Capital Holdings, Inc.*	700	6,769
Triumph Bancorp, Inc.*	700	18,200
TrustCo Bank Corp.	3,252	17,593
Trustmark Corp.	2,030	47,299
UMB Financial Corp.	1,381	64,051
Union Bankshares, Inc., Morrisville VT	100	2,250
United Bankshares, Inc.	3,156	72,841
United Community Banks, Inc.	2,478	45,372
United Security Bancshares	300	1,920
Unity Bancorp, Inc.	200	2,340
Univest Corp.	987	16,108
Valley National Bancorp	12,483	91,251
Veritex Holdings, Inc.	1,653	23,092
Walker & Dunlop, Inc.	900	36,243
Washington Trust Bancorp, Inc.	470	17,183
WesBanco, Inc.	2,130	50,481
West Bancorporation, Inc.	478	7,815
Westamerica Bancorporation	873	51,315
Western New England Bancorp, Inc.	1,000	6,760

		4,111,814

Beverages — 0.4%
Celsius Holdings, Inc.*	1,100	4,631
Coca-Cola Consolidated, Inc.	152	31,696
Craft Brew Alliance, Inc.*	400	5,960
Farmer Brothers Co.*	204	1,420
MGP Ingredients, Inc.	400	10,756
National Beverage Corp.*	342	14,586
New Age Beverages Corp.*	2,800	3,892
Primo Water Corp.	663	6,007
The Boston Beer Co., Inc., Class A*	266	97,771

		176,719

Biotechnology — 6.7%
Abeona Therapeutics, Inc.*	900	1,890
ACADIA Pharmaceuticals, Inc.*	3,600	152,100
Acceleron Pharma, Inc.*	1,500	134,805
Acorda Therapeutics, Inc.*	1,731	1,614
ADMA Biologics, Inc.*	1,300	3,744
Aduro Biotech, Inc.*	2,800	7,672
Adverum Biotechnologies, Inc.*	2,100	20,517
Affimed N.V.*	2,600	4,108
Agenus, Inc.*	3,200	7,840
AgeX Therapeutics, Inc.*	310	288

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2020 (Unaudited)

SMALL CAP INDEX FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)

Biotechnology — (continued)
Akero Therapeutics, Inc.*	200	$4,240
Albireo Pharma, Inc.*	300	4,911
Aldeyra Therapeutics, Inc.*	400	988
Allakos, Inc.*	600	26,694
Allogene Therapeutics, Inc.*	1,300	25,272
AMAG Pharmaceuticals, Inc.*	956	5,908
Amicus Therapeutics, Inc.*	8,200	75,768
AnaptysBio, Inc.*	800	11,304
Anavex Life Sciences Corp.*	1,900	5,985
ANI Pharmaceuticals, Inc.*	300	12,222
Applied Therapeutics, Inc.*	200	6,538
Aprea Therapeutics, Inc.*	200	6,952
Arcus Biosciences, Inc.*	1,000	13,880
Arcutis Biotherapeutics, Inc.*	300	8,940
Ardelyx, Inc.*	2,200	12,507
Arena Pharmaceuticals, Inc.*	1,650	69,300
Arrowhead Pharmaceuticals, Inc.*	3,200	92,064
Assembly Biosciences, Inc.*	700	10,381
Atara Biotherapeutics, Inc.*	1,600	13,616
Athersys, Inc.*	3,600	10,800
Atreca, Inc., Class A*	600	9,930
Avid Bioservices, Inc.*	2,100	10,731
Avrobio, Inc.*	700	10,892
Baudax Bio, Inc.*	200	496
Beam Therapeutics, Inc.*	400	7,200
BioCryst Pharmaceuticals, Inc.*	5,200	10,400
Biohaven Pharmaceutical Holding Co., Ltd.*	1,300	44,239
Black Diamond Therapeutics, Inc.*	400	9,980
Blueprint Medicines Corp.*	1,700	99,416
Bridgebio Pharma, Inc.*	2,400	69,600
CASI Pharmaceuticals, Inc.*	1,600	3,264
CEL-SCI Corp.*	1,100	12,694
Cellular Biomedicine Group, Inc.*	300	4,746
Cerecor, Inc.*	1,000	2,480
ChromaDex Corp.*	800	2,608
Coherus Biosciences, Inc.*	2,000	32,440
Constellation Pharmaceuticals, Inc.*	600	18,858
Cortexyme, Inc.*	400	18,244
Crinetics Pharmaceuticals, Inc.*	300	4,410
Cue Biopharma, Inc.*	700	9,933
Cymabay Therapeutics, Inc.*	2,600	3,848
Cytokinetics, Inc.*	1,700	20,043
CytomX Therapeutics, Inc.*	1,500	11,505
Deciphera Pharmaceuticals, Inc.*	600	24,702
Denali Therapeutics, Inc.*	1,700	29,767
Dicerna Pharmaceuticals, Inc.*	1,700	31,229
Dynavax Technologies Corp.*	2,320	8,190
Editas Medicine, Inc.*	1,700	33,711
Eidos Therapeutics, Inc.*	400	19,596
Eiger BioPharmaceuticals, Inc.*	900	6,120
Eloxx Pharmaceuticals, Inc.*	800	1,568
Emergent BioSolutions, Inc.*	1,458	84,360
Enzo Biochem, Inc.*	1,800	4,554
Epizyme, Inc.*	2,400	37,224
Evelo Biosciences, Inc.*	700	2,629
Evolus, Inc.*	600	2,490

	Number of Shares	Value†
Biotechnology — (continued)
EyePoint Pharmaceuticals, Inc.*	3,000	$3,060
Fate Therapeutics, Inc.*	1,900	42,199
FibroGen, Inc.*	2,500	86,875
Five Prime Therapeutics, Inc.*	1,100	2,497
Forty Seven, Inc.*	800	76,336
Frequency Therapeutics, Inc.*	200	3,562
Geron Corp.*	6,550	7,794
GlycoMimetics, Inc.*	1,300	2,964
Gossamer Bio, Inc.*	1,400	14,210
Halozyme Therapeutics, Inc.*	4,289	77,159
Homology Medicines, Inc.*	900	13,986
IGM Biosciences, Inc.*	200	11,230
ImmunoGen, Inc.*	4,863	16,583
Immunomedics, Inc.*	6,136	82,713
Innoviva, Inc.*	2,000	23,520
Inovio Pharmaceuticals, Inc.*	3,100	23,064
Insmed, Inc.*	2,800	44,884
Intellia Therapeutics, Inc.*	1,300	15,899
Intercept Pharmaceuticals, Inc.*	807	50,809
Iovance Biotherapeutics, Inc.*	3,800	113,753
Karuna Therapeutics, Inc.*	300	21,600
Karyopharm Therapeutics, Inc.*	1,900	36,499
Kezar Life Sciences, Inc.*	300	1,308
Kiniksa Pharmaceuticals Ltd., Class A*	300	4,644
Krystal Biotech, Inc.*	300	12,972
Kura Oncology, Inc.*	1,100	10,945
Lexicon Pharmaceuticals, Inc.*	1,760	3,432
Ligand Pharmaceuticals, Inc.*	562	40,869
Lineage Cell Therapeutics, Inc.*	3,100	2,567
Liquidia Technologies, Inc.*	600	2,826
Livongo Health, Inc.*	1,700	48,501
MacroGenics, Inc.*	1,700	9,894
Magenta Therapeutics, Inc.*	600	3,768
Marker Therapeutics, Inc.*	1,100	2,090
MEI Pharma, Inc.*	2,800	4,508
MeiraGTx Holdings PLC*	500	6,720
Menlo Therapeutics, Inc.*	1,800	4,824
Molecular Templates, Inc.*	500	6,645
Momenta Pharmaceuticals, Inc.*	3,682	100,150
Myriad Genetics, Inc.*	2,300	32,913
NeoGenomics, Inc.*	3,000	82,830
NextCure, Inc.*	500	18,535
NGM Biopharmaceuticals, Inc.*	800	9,864
Novavax, Inc.*	811	11,013
Omeros Corp.*	1,500	20,055
Oyster Point Pharma, Inc.*	200	7,000
Pacific Biosciences of California, Inc.*	4,600	14,076
Palatin Technologies, Inc.*	4,900	2,076
Paratek Pharmaceuticals, Inc.*	900	2,835
PDL BioPharma, Inc.*	3,117	8,790
Pfenex, Inc.*	900	7,938
Phathom Pharmaceuticals, Inc.*	400	10,328
Pieris Pharmaceuticals, Inc.*	1,300	2,964
PolarityTE, Inc.*	300	324
Precigen, Inc.*	2,700	9,180
Prevail Therapeutics, Inc.*	300	3,657

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2020 (Unaudited)

SMALL CAP INDEX FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)

Biotechnology — (continued)
Prothena Corp. PLC*	1,400	$14,980
PTC Therapeutics, Inc.*	1,900	84,759
Puma Biotechnology, Inc.*	900	7,596
REGENXBIO, Inc.*	1,100	35,618
Replimune Group, Inc.*	500	4,985
resTORbio, Inc.*	600	618
Retrophin, Inc.*	1,200	17,508
REVOLUTION Medicines, Inc.*	500	10,955
Rigel Pharmaceuticals, Inc.*	6,090	9,500
Rubius Therapeutics, Inc.*	1,300	5,785
Sangamo Therapeutics, Inc.*	3,503	22,314
Satsuma Pharmaceuticals, Inc.*	200	4,304
Savara, Inc.*	1,000	2,120
Scholar Rock Holding Corp.*	600	7,266
Senseonics Holdings, Inc.*	2,500	1,584
Solid Biosciences, Inc.*	400	956
Spectrum Pharmaceuticals, Inc.*	3,614	8,421
Springworks Therapeutics, Inc.*	300	8,100
Stemline Therapeutics, Inc.*	1,400	6,776
Stoke Therapeutics, Inc.*	500	11,450
Strongbridge Biopharma PLC*	1,700	3,213
Syndax Pharmaceuticals, Inc.*	800	8,776
Synlogic, Inc.*	600	1,032
TCR2 Therapeutics, Inc.*	400	3,096
Theravance Biopharma, Inc.*	1,500	34,665
Tocagen, Inc.*	1,000	1,220
Translate Bio, Inc.*	1,100	10,967
TransMedics Group, Inc.*	300	3,624
Twist Bioscience Corp.*	900	27,522
Ultragenyx Pharmaceutical, Inc.*	1,800	79,974
UNITY Biotechnology, Inc.*	900	5,220
VBI Vaccines, Inc.*	6,200	5,890
Veracyte, Inc.*	1,600	38,896
Vericel Corp.*	1,400	12,838
Viela Bio, Inc.*	200	7,600
Viking Therapeutics, Inc.*	2,400	11,232
Vir Biotechnology, Inc.*	200	6,854
WaVe Life Sciences Ltd.*	700	6,559
X4 Pharmaceuticals, Inc.*	300	3,000
XBiotech, Inc.*	467	4,960
Xencor, Inc.*	1,500	44,820
Y-mAbs Therapeutics, Inc.*	700	18,270
ZIOPHARM Oncology, Inc.*	5,727	14,031

		3,359,036

Building Materials — 1.8%
AAON, Inc.	1,285	62,091
American Woodmark Corp.*	569	25,929
Apogee Enterprises, Inc.	843	17,551
Armstrong Flooring, Inc.*	500	715
Boise Cascade Co.	1,300	30,914
Builders FirstSource, Inc.*	3,573	43,698
Caesarstone Ltd.	600	6,342
Comfort Systems USA, Inc.	1,127	41,192
Cornerstone Building Brands, Inc.*	1,664	7,588
Forterra, Inc.*	400	2,392
Foundation Building Materials, Inc.*	500	5,145

	Number of Shares	Value†
Building Materials — (continued)
Gibraltar Industries, Inc.*	1,001	$42,963
Griffon Corp.	1,256	15,889
JELD-WEN Holding, Inc.*	2,300	22,379
Louisiana-Pacific Corp.	3,594	61,745
Masonite International Corp.*	800	37,960
Patrick Industries, Inc.	675	19,008
PGT Innovations, Inc.*	1,900	15,941
Quanex Building Products Corp.	1,025	10,332
Select Interior Concepts, Inc., Class A*	900	1,863
Simpson Manufacturing Co., Inc.	1,485	92,040
SPX Corp.*	1,400	45,696
Summit Materials, Inc., Class A*	3,605	54,075
Trex Co., Inc.*	1,918	153,709
Universal Forest Products, Inc.	1,949	72,483
US Concrete, Inc.*	500	9,070

		898,710

Chemicals — 1.6%
AdvanSix, Inc.*	1,000	9,540
American Vanguard Corp.	878	12,696
Amyris, Inc.*	1,500	3,840
Balchem Corp.	1,005	99,214
Codexis, Inc.*	1,700	18,972
Ferro Corp.*	2,538	23,756
GCP Applied Technologies, Inc.*	1,700	30,260
H.B. Fuller Co.	1,680	46,922
Hawkins, Inc.	349	12,424
Ingevity Corp.*	1,400	49,280
Innospec, Inc.	800	55,592
Intrepid Potash, Inc.*	3,700	2,960
Koppers Holdings, Inc.*	620	7,669
Kraton Corp.*	1,041	8,432
Kronos Worldwide, Inc.	900	7,596
Landec Corp.*	718	6,239
Minerals Technologies, Inc.	1,128	40,901
Oil-Dri Corp of America	97	3,244
OMNOVA Solutions, Inc.*	1,268	12,858
Orion Engineered Carbons S.A.	2,100	15,666
PolyOne Corp.	2,955	56,056
PQ Group Holdings, Inc.*	1,100	11,990
Quaker Chemical Corp.	417	52,659
Rayonier Advanced Materials, Inc.	1,900	2,014
Rogers Corp.*	588	55,519
Sensient Technologies Corp.	1,358	59,087
Stepan Co.	671	59,357
Tronox Holdings PLC, Class A	2,900	14,442

		779,185

Coal — 0.1%
Arch Coal, Inc., Class A	500	14,450
CONSOL Energy, Inc.*	900	3,321
Hallador Energy Co.	900	854
NACCO Industries, Inc., Class A	122	3,413
Peabody Energy Corp.	2,300	6,670
SunCoke Energy, Inc.	2,541	9,783
Warrior Met Coal, Inc.	1,800	19,116

		57,607

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2020 (Unaudited)

SMALL CAP INDEX FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)

Commercial Services — 4.7%
Aaron’s, Inc.	2,200	$50,116
ABM Industries, Inc.	2,139	52,106
Acacia Research Corp.*	1,880	4,174
Adtalem Global Education, Inc.*	1,700	45,543
Alarm.com Holdings, Inc.*	1,200	46,692
American Public Education, Inc.*	555	13,281
AMN Healthcare Services, Inc.*	1,509	87,235
Arlo Technologies, Inc.*	2,433	5,912
ASGN, Inc.*	1,652	58,349
Avis Budget Group, Inc.*	1,900	26,410
B. Riley Financial, Inc.	600	11,052
Barrett Business Services, Inc.	242	9,593
BG Staffing, Inc.	400	2,992
BrightView Holdings, Inc.*	900	9,954
Cardtronics PLC, Class A*	1,163	24,330
Carriage Services, Inc.	600	9,690
Cass Information Systems, Inc.	498	17,510
CBIZ, Inc.*	1,640	34,309
Chegg, Inc.*	3,800	135,964
Cimpress PLC*	642	34,154
Collectors Universe, Inc.	300	4,701
CorVel Corp.*	262	14,282
CRA International, Inc.	274	9,154
Cross Country Healthcare, Inc.*	1,084	7,306
Deluxe Corp.	1,407	36,484
Emerald Holding, Inc.	700	1,813
Ennis, Inc.	858	16,113
Everi Holdings, Inc.*	2,400	7,920
EVERTEC, Inc.	1,939	44,073
Evo Payments, Inc., Class A*	1,100	16,830
ExlService Holdings, Inc.*	1,100	57,233
Forrester Research, Inc.*	375	10,961
Franklin Covey Co.*	297	4,615
FTI Consulting, Inc.*	1,208	144,682
Great Lakes Dredge & Dock Corp.*	1,951	16,193
Green Dot Corp., Class A*	1,508	38,288
HealthEquity, Inc.*	2,200	111,298
Heidrick & Struggles International, Inc.	669	15,052
Herc Holdings, Inc.*	800	16,368
Hertz Global Holdings, Inc.*	3,170	19,591
HMS Holdings Corp.*	2,915	73,662
Huron Consulting Group, Inc.*	728	33,022
I3 Verticals, Inc., Class A*	400	7,636
ICF International, Inc.	548	37,648
Information Services Group, Inc.*	1,600	4,112
Insperity, Inc.	1,234	46,028
James River Group Holdings Ltd.	1,000	36,240
K12, Inc.*	1,252	23,613
Kelly Services, Inc., Class A	1,014	12,868
Kforce, Inc.	686	17,541
Korn Ferry	1,790	43,533
Laureate Education, Inc., Class A*	3,600	37,836
LiveRamp Holdings, Inc.*	2,167	71,338
Matthews International Corp., Class A	1,005	24,311
McGrath RentCorp	753	39,442
Medifast, Inc.	364	22,750

	Number of Shares	Value†
Commercial Services — (continued)
Monro, Inc.	1,037	$45,431
National Research Corp.	387	17,601
Perdoceo Education Corp.*	2,300	24,817
PRGX Global, Inc.*	1,100	3,080
Progyny, Inc.*	400	8,476
Quad/Graphics, Inc.	1,300	3,276
Rent-A-Center, Inc.	1,553	21,959
Resources Connection, Inc.	922	10,114
RR Donnelley & Sons Co.	2,700	2,588
SEACOR Marine Holdings, Inc.*	603	2,641
SP Plus Corp.*	693	14,380
Strategic Education, Inc.	686	95,875
Team, Inc.*	983	6,390
Textainer Group Holdings Ltd.*	1,712	14,073
The Brink’s Co.	1,610	83,800
The Hackett Group, Inc.	716	9,108
The Providence Service Corp.*	400	21,952
TriNet Group, Inc.*	1,400	52,724
TrueBlue, Inc.*	1,376	17,558
Vectrus, Inc.*	400	16,564
Viad Corp.	671	14,245
Willdan Group, Inc.*	300	6,411
WW International, Inc.*	1,500	25,365

		2,322,331

Computers — 2.4%
3D Systems Corp.*	3,600	27,756
A10 Networks, Inc.*	1,300	8,073
Agilysys, Inc.*	576	9,619
Conduent, Inc.*	6,100	14,945
Cubic Corp.	969	40,029
Diebold Nixdorf, Inc.*	2,400	8,448
ForeScout Technologies, Inc.*	1,400	44,226
Immersion Corp.*	842	4,513
Insight Enterprises, Inc.*	1,143	48,155
Lumentum Holdings, Inc.*	2,413	177,838
MAXIMUS, Inc.	2,088	121,522
Mitek Systems, Inc.*	1,400	11,032
MTS Systems Corp.	560	12,600
NetScout Systems, Inc.*	2,265	53,613
OneSpan, Inc.*	1,028	18,658
PAR Technology Corp.*	300	3,858
Parsons Corp.*	600	19,176
Perspecta, Inc.	4,600	83,904
Ping Identity Holding Corp.*	500	10,010
PlayAGS, Inc.*	800	2,120
Qualys, Inc.*	1,100	95,689
Rimini Street, Inc.*	900	3,681
Science Applications International Corp.	1,915	142,917
StarTek, Inc.*	700	2,632
Stratasys Ltd.*	1,700	27,115
Sykes Enterprises, Inc.*	1,236	33,520
Tenable Holdings, Inc.*	1,300	28,418
TTEC Holdings, Inc.	507	18,617
Unisys Corp.*	1,624	20,056
Varonis Systems, Inc.*	1,000	63,670
Virtusa Corp.*	889	25,248

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2020 (Unaudited)

SMALL CAP INDEX FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)

Computers — (continued)
Vocera Communications, Inc.*	1,000	$21,240

		1,202,898

Cosmetics & Personal Care — 0.1%
Edgewell Personal Care Co.*	1,700	40,936
elf Beauty, Inc.*	800	7,872
Inter Parfums, Inc.	524	24,287
Revlon, Inc., Class A*	270	2,951

		76,046

Distribution & Wholesale — 0.8%
Anixter International, Inc.*	1,034	90,858
Beacon Roofing Supply, Inc.*	1,781	29,458
Core-Mark Holding Co., Inc.	1,464	41,826
EVI Industries, Inc.*	200	3,156
Fossil Group, Inc.*	1,700	5,593
H&E Equipment Services, Inc.	1,059	15,546
Owens & Minor, Inc.	2,276	20,825
ScanSource, Inc.*	881	18,845
SiteOne Landscape Supply, Inc.*	1,300	95,706
Titan Machinery, Inc.*	523	4,545
Triton International Ltd.	1,793	46,385
Veritiv Corp.*	500	3,930

		376,673

Diversified Financial Services — 2.0%
Altisource Portfolio Solutions S.A.*	300	2,301
Amerant Bancorp, Inc.*	700	10,773
Ares Management Corp., Class A	2,300	71,139
Artisan Partners Asset Management, Inc., Class A	1,600	34,384
Assetmark Financial Holdings, Inc.*	500	10,195
Boston Private Financial Holdings, Inc.	2,758	19,720
Brightsphere Investment Group, Inc.	2,200	14,058
Calamos Asset Management, Inc., Class A*	469	0
Cohen & Steers, Inc.	717	32,588
Columbia Financial, Inc.*	1,600	23,040
Cowen, Inc., Class A	947	9,148
Curo Group Holdings Corp.	400	2,120
Diamond Hill Investment Group, Inc.	107	9,656
Elevate Credit, Inc.*	1,100	1,144
Encore Capital Group, Inc.*	997	23,310
Enova International, Inc.*	929	13,461
EZCORP, Inc., Class A*	1,766	7,364
Federal Agricultural Mortgage Corp., Class C	300	16,689
Federated Hermes, Inc., Class B	3,100	59,055
Focus Financial Partners, Inc., Class A*	900	20,709
GAIN Capital Holdings, Inc.	800	4,464
GAMCO Investors, Inc., Class A	215	2,363
Greenhill & Co., Inc.	500	4,920
Hamilton Lane, Inc., Class A	700	38,717
Houlihan Lokey, Inc.	1,400	72,968
International Money Express, Inc.*	500	4,565
INTL. FCStone, Inc.*	493	17,876
LendingClub Corp.*	2,360	18,526
Marlin Business Services Corp.	200	2,234
MMA Capital Holdings, Inc.*	200	4,946

	Number of Shares	Value†
Diversified Financial Services — (continued)
Moelis & Co., Class A	1,600	$44,960
Mr. Cooper Group, Inc.*	2,292	16,800
Nelnet, Inc., Class A	599	27,201
Ocwen Financial Corp.*	3,800	1,900
On Deck Capital, Inc.*	2,200	3,388
Oportun Financial Corp.*	300	3,165
Oppenheimer Holdings, Inc., Class A	238	4,703
Paysign, Inc.*	1,100	5,676
PennyMac Financial Services, Inc.	800	17,688
Piper Sandler Cos.	387	19,571
PJT Partners, Inc., Class A	700	30,373
PRA Group, Inc.*	1,448	40,138
Pzena Investment Management, Inc., Class A	830	3,702
R1 RCM, Inc.*	3,200	29,088
Regional Management Corp.*	300	4,098
Safeguard Scientifics, Inc.	850	4,717
Sculptor Capital Management, Inc.	600	8,124
Silvercrest Asset Management Group, Inc., Class A	400	3,784
Stifel Financial Corp.	2,106	86,936
Teton Advisors, Inc., Class A	2	90
Virtus Investment Partners, Inc.	197	14,994
Waddell & Reed Financial, Inc., Class A	2,100	23,898
Westwood Holdings Group, Inc.	311	5,694
WisdomTree Investments, Inc.	4,800	11,184
World Acceptance Corp.*	163	8,901

		973,206

Electric — 2.1%
ALLETE, Inc.	1,651	100,183
Ameresco, Inc., Class A*	600	10,218
Atlantic Power Corp.*	4,127	8,832
Avista Corp.	2,139	90,886
Black Hills Corp.	1,948	124,730
Clearway Energy, Inc., Class A	1,100	18,887
Clearway Energy, Inc., Class C	2,400	45,120
El Paso Electric Co.	1,277	86,785
Genie Energy Ltd., Class B	600	4,308
MGE Energy, Inc.	1,142	74,767
NorthWestern Corp.	1,580	94,531
Ormat Technologies, Inc.	1,300	87,958
Otter Tail Corp.	1,292	57,442
PNM Resources, Inc.	2,610	99,180
Portland General Electric Co.	2,856	136,917
Spark Energy, Inc., Class A	400	2,508
Unitil Corp.	463	24,224

		1,067,476

Electrical Components & Equipment — 1.1%
Advanced Energy Industries, Inc.*	1,193	57,849
American Superconductor Corp.*	900	4,932
Belden, Inc.	1,255	45,280
Encore Wire Corp.	671	28,175
Energous Corp.*	700	520
EnerSys	1,423	70,467
Generac Holdings, Inc.*	1,949	181,588
Graham Corp.	266	3,431

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2020 (Unaudited)

SMALL CAP INDEX FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)

Electrical Components & Equipment — (continued)
Insteel Industries, Inc.	691	$9,156
nLight, Inc.*	1,200	12,588
Novanta, Inc.*	1,100	87,868
Powell Industries, Inc.	229	5,879
SunPower Corp.*	2,300	11,661
Vicor Corp.*	622	27,704

		547,098

Electronics — 2.1%
Akoustis Technologies, Inc.*	1,100	5,907
Allied Motion Technologies, Inc.	200	4,740
Applied Optoelectronics, Inc.*	700	5,313
Badger Meter, Inc.	918	49,205
Bel Fuse, Inc., Class B	269	2,620
Benchmark Electronics, Inc.	1,213	24,248
Brady Corp., Class A	1,557	70,267
FARO Technologies, Inc.*	520	23,140
Fitbit, Inc., Class A*	7,100	47,286
Fluidigm Corp.*	2,500	6,350
GoPro, Inc., Class A*	3,700	9,694
II-VI, Inc.*	2,918	83,163
IntriCon Corp.*	200	2,354
Iteris, Inc.*	1,200	3,840
Itron, Inc.*	1,100	61,413
KEMET Corp.	1,900	45,904
Kimball Electronics, Inc.*	933	10,188
Mesa Laboratories, Inc.	122	27,583
Methode Electronics, Inc.	1,160	30,659
Napco Security Technologies, Inc.*	300	4,551
NVE Corp.	109	5,671
OSI Systems, Inc.*	557	38,388
Plexus Corp.*	903	49,268
Sanmina Corp.*	2,126	57,997
ShotSpotter, Inc.*	300	8,244
Stoneridge, Inc.*	873	14,623
Tech Data Corp.*	1,159	151,655
Transcat, Inc.*	200	5,300
TTM Technologies, Inc.*	3,129	32,354
Vishay Intertechnology, Inc.	4,300	61,963
Vishay Precision Group, Inc.*	300	6,024
Watts Water Technologies, Inc., Class A	872	73,815
ZAGG, Inc.*	900	2,799

		1,026,526

Energy-Alternate Sources — 0.6%
Clean Energy Fuels Corp.*	4,200	7,476
Enphase Energy, Inc.*	3,000	96,870
FutureFuel Corp.	800	9,016
Green Plains, Inc.	1,167	5,660
Plug Power, Inc.*	9,800	34,692
Renewable Energy Group, Inc.*	1,200	24,636
REX American Resources Corp.*	192	8,930
Sunnova Energy International, Inc.*	1,000	10,070
Sunrun, Inc.*	3,600	36,360
TerraForm Power, Inc., Class A	2,579	40,671
TPI Composites, Inc.*	1,000	14,780

	Number of Shares	Value†
Energy-Alternate Sources — (continued)
Vivint Solar, Inc.*	1,300	$5,681

		294,842

Engineering & Construction — 1.4%
Aegion Corp.*	955	17,123
Arcosa, Inc.	1,600	63,584
Construction Partners, Inc., Class A*	500	8,445
Dycom Industries, Inc.*	1,053	27,009
EMCOR Group, Inc.	1,763	108,107
Exponent, Inc.	1,680	120,809
Granite Construction, Inc.	1,533	23,271
IES Holdings, Inc.*	200	3,530
KBR, Inc.	4,600	95,128
MasTec, Inc.*	1,964	64,282
Mistras Group, Inc.*	600	2,556
MYR Group, Inc.*	483	12,650
NV5 Global, Inc.*	300	12,387
Primoris Services Corp.	1,490	23,691
Sterling Construction Co.*	1,000	9,500
TopBuild Corp.*	1,059	75,867
Tutor Perini Corp.*	1,397	9,388
VSE Corp.	308	5,048
WillScot Corp.*	1,600	16,208

		698,583

Entertainment — 0.8%
AMC Entertainment Holdings, Inc., Class A	1,655	5,230
Churchill Downs, Inc.	1,151	118,495
Eldorado Resorts, Inc.*	2,100	30,240
Eros International PLC*	1,200	1,980
Golden Entertainment, Inc.*	600	3,966
IMAX Corp.*	1,800	16,290
Liberty Media Corp.-Liberty Braves, Class A*	300	5,850
Liberty Media Corp.-Liberty Braves, Class C*	1,100	20,966
Marriott Vacations Worldwide Corp.	1,354	75,255
Penn National Gaming, Inc.*	3,432	43,415
RCI Hospitality Holdings, Inc.	400	3,988
Reading International, Inc., Class A*	700	2,723
Red Rock Resorts, Inc., Class A	2,300	19,665
Scientific Games Corp.*	1,900	18,430
SeaWorld Entertainment, Inc.*	1,600	17,632
Twin River Worldwide Holdings, Inc.	550	7,156

		391,281

Environmental Control — 0.7%
Advanced Disposal Services, Inc.*	2,300	75,440
Advanced Emissions Solutions, Inc.	600	3,942
Casella Waste Systems, Inc., Class A*	1,500	58,590
CECO Environmental Corp.*	1,309	6,113
Covanta Holding Corp.	3,700	31,635
Energy Recovery, Inc.*	1,100	8,184
Evoqua Water Technologies Corp.*	2,400	26,904
Heritage-Crystal Clean, Inc.*	400	6,496
Pure Cycle Corp.*	400	4,460
Tetra Tech, Inc.	1,764	124,574

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2020 (Unaudited)

SMALL CAP INDEX FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)

Environmental Control — (continued)
US Ecology, Inc.	740	$22,496

		368,834

Food — 1.7%
B&G Foods, Inc.	2,072	37,482
BellRing Brands, Inc., Class A*	1,300	22,165
Cal-Maine Foods, Inc.	1,046	46,003
Calavo Growers, Inc.	551	31,787
Darling Ingredients, Inc.*	5,367	102,885
Healthcare Services Group, Inc.	2,380	56,906
HF Foods Group, Inc.*	700	5,873
Hostess Brands, Inc.*	4,000	42,640
Ingles Markets, Inc., Class A	404	14,609
J&J Snack Foods Corp.	478	57,838
John B Sanfilippo & Son, Inc.	300	26,820
Lancaster Colony Corp.	597	86,350
Nathan’s Famous, Inc.	100	6,100
Natural Grocers by Vitamin Cottage, Inc.	400	3,404
Performance Food Group Co.*	3,700	91,464
Sanderson Farms, Inc.	653	80,528
Seneca Foods Corp., Class A*	211	8,394
SpartanNash Co.	1,130	16,182
The Chefs’ Warehouse, Inc.*	750	7,552
The Simply Good Foods Co.*	2,600	50,076
Tootsie Roll Industries, Inc.	534	19,203
United Natural Foods, Inc.*	1,900	17,442
Village Super Market, Inc., Class A	268	6,587
Weis Markets, Inc.	366	15,248

		853,538

Forest Products & Paper — 0.2%
Clearwater Paper Corp.*	578	12,606
Neenah, Inc.	574	24,757
P.H. Glatfelter Co.	1,359	16,607
Schweitzer-Mauduit International, Inc.	976	27,152
Verso Corp., Class A*	1,000	11,280

		92,402

Gas — 1.4%
Chesapeake Utilities Corp.	535	45,855
New Jersey Resources Corp.	3,064	104,084
Northwest Natural Holding Co.	950	58,662
ONE Gas, Inc.	1,700	142,154
RGC Resources, Inc.	200	5,786
South Jersey Industries, Inc.	2,980	74,500
Southwest Gas Holdings, Inc.	1,786	124,234
Spire, Inc.	1,656	123,339

		678,614

Hand & Machine Tools — 0.5%
Franklin Electric Co., Inc.	1,470	69,281
Hurco Cos., Inc.	200	5,820
Kennametal, Inc.	2,700	50,274
Luxfer Holdings PLC	1,000	14,140
MSA Safety, Inc.	1,133	114,660

		254,175

	Number of Shares	Value†
Healthcare Products — 4.9%
Accelerate Diagnostics, Inc.*	951	$7,922
Accuray, Inc.*	2,738	5,202
Alphatec Holdings, Inc.*	1,300	4,485
AngioDynamics, Inc.*	1,158	12,078
Apyx Medical Corp.*	1,400	5,026
AtriCure, Inc.*	1,200	40,308
Atrion Corp.	44	28,600
Avanos Medical, Inc.*	1,500	40,395
Axogen, Inc.*	1,200	12,480
Axonics Modulation Technologies, Inc.*	500	12,705
BioLife Solutions, Inc.*	300	2,850
BioSig Technologies, Inc.*	700	2,933
BioTelemetry, Inc.*	1,100	42,361
Cardiovascular Systems, Inc.*	1,100	38,731
CareDx, Inc.*	1,400	30,562
Castle Biosciences, Inc.*	200	5,962
Celcuity, Inc.*	300	1,950
Cerus Corp.*	5,300	24,645
Conformis, Inc.*	2,500	1,575
CONMED Corp.	859	49,195
CryoLife, Inc.*	1,199	20,287
Cutera, Inc.*	500	6,530
CytoSorbents Corp.*	1,100	8,503
GenMark Diagnostics, Inc.*	1,700	7,004
Glaukos Corp.*	1,231	37,989
Globus Medical, Inc., Class A*	2,500	106,325
Haemonetics Corp.*	1,646	164,040
Hanger, Inc.*	1,100	17,138
Inogen, Inc.*	600	30,996
Inspire Medical Systems, Inc.*	400	24,112
Integer Holdings Corp.*	1,093	68,706
Intersect ENT, Inc.*	900	10,665
Invacare Corp.	1,190	8,842
iRadimed Corp.*	200	4,270
iRhythm Technologies, Inc.*	900	73,215
Lantheus Holdings, Inc.*	1,200	15,312
LeMaitre Vascular, Inc.	500	12,460
LivaNova PLC*	1,600	72,400
Luminex Corp.	1,353	37,248
Meridian Bioscience, Inc.*	1,360	11,424
Merit Medical Systems, Inc.*	1,775	55,469
Misonix, Inc.*	300	2,826
NanoString Technologies, Inc.*	1,100	26,455
Natera, Inc.*	2,000	59,720
Natus Medical, Inc.*	1,075	24,865
Nevro Corp.*	954	95,381
Novocure Ltd.*	2,800	188,552
NuVasive, Inc.*	1,706	86,426
OraSure Technologies, Inc.*	2,201	23,683
Orthofix Medical, Inc.*	571	15,994
OrthoPediatrics Corp.*	300	11,892
Patterson Cos., Inc.	2,600	39,754
Precision BioSciences, Inc.*	1,200	7,236
Pulse Biosciences, Inc.*	400	2,864
Quanterix Corp.*	400	7,348
Quidel Corp.*	1,151	112,579

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2020 (Unaudited)

SMALL CAP INDEX FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)

Healthcare Products — (continued)
Repligen Corp.*	1,700	$164,118
RTI Surgical Holdings, Inc.*	2,035	3,480
SeaSpine Holdings Corp.*	600	4,902
Shockwave Medical, Inc.*	800	26,544
Sientra, Inc.*	1,000	1,990
Silk Road Medical, Inc.*	500	15,740
STAAR Surgical Co.*	1,500	48,390
Surmodics, Inc.*	473	15,760
Tactile Systems Technology, Inc.*	600	24,096
Tandem Diabetes Care, Inc.*	1,800	115,830
TransEnterix, Inc.*	462	162
Utah Medical Products, Inc.	100	9,405
Varex Imaging Corp.*	1,300	29,523
ViewRay, Inc.*	2,200	5,500
Wright Medical Group N.V.*	4,004	114,714
Zynex, Inc.*	400	4,428

		2,453,057

Healthcare Services — 2.6%
Addus HomeCare Corp.*	400	27,040
Amedisys, Inc.*	1,007	184,825
American Renal Associates Holdings, Inc.*	400	2,644
Apollo Medical Holdings, Inc.*	100	1,292
Brookdale Senior Living, Inc.*	6,200	19,344
Catasys, Inc.*	300	4,569
Community Health Systems, Inc.*	2,500	8,350
Genesis Healthcare, Inc.*	1,861	1,568
Invitae Corp.*	2,800	38,276
LHC Group, Inc.*	984	137,957
Magellan Health, Inc.*	741	35,650
Medpace Holdings, Inc.*	900	66,042
National HealthCare Corp.	406	29,122
Neuronetics, Inc.*	400	756
OPKO Health, Inc.*	12,301	16,483
Personalis, Inc.*	400	3,228
RadNet, Inc.*	1,300	13,663
Select Medical Holdings Corp.*	3,600	54,000
SI-BONE, Inc.*	400	4,780
Surgery Partners, Inc.*	700	4,571
Syneos Health, Inc.*	2,000	78,840
Teladoc Health, Inc.*	2,300	356,523
Tenet Healthcare Corp.*	3,300	47,520
The Ensign Group, Inc.	1,580	59,424
The Joint Corp.*	500	5,425
The Pennant Group, Inc.*	840	11,894
Tivity Health, Inc.*	1,489	9,366
Triple-S Management Corp., Class B*	831	11,717
U.S. Physical Therapy, Inc.	407	28,083
Vapotherm, Inc.*	600	11,298

		1,274,250

Holding Companies — 0.1%
Hilltop Holdings, Inc.	2,183	33,007
National Bank Holdings Corp., Class A	1,000	23,900
Tiptree, Inc.	1,100	5,742

		62,649

	Number of Shares	Value†
Home Builders — 0.8%
Beazer Homes USA, Inc.*	924	$5,950
Cavco Industries, Inc.*	272	39,424
Century Communities, Inc.*	800	11,608
Green Brick Partners, Inc.*	600	4,830
Installed Building Products, Inc.*	700	27,909
KB Home	2,800	50,680
LGI Homes, Inc.*	600	27,090
M/I Homes, Inc.*	836	13,819
MDC Holdings, Inc.	1,637	37,978
Meritage Homes Corp.*	1,190	43,447
Skyline Corp.*	1,700	26,656
Taylor Morrison Home Corp.*	4,200	46,200
TRI Pointe Group, Inc.*	4,500	39,465
Winnebago Industries, Inc.	1,022	28,422

		403,478

Home Furnishings — 0.3%
Bassett Furniture Industries, Inc.	300	1,635
Daktronics, Inc.	1,209	5,960
Ethan Allen Interiors, Inc.	928	9,484
Flexsteel Industries, Inc.	200	2,192
Hamilton Beach Brands Holding Co., Class A	144	1,370
Hooker Furniture Corp.	300	4,683
iRobot Corp.*	919	37,587
Kimball International, Inc., Class B	1,244	14,816
La-Z-Boy, Inc.	1,362	27,989
Sleep Number Corp.*	872	16,708
Sonos, Inc.*	2,700	22,896
Universal Electronics, Inc.*	400	15,348

		160,668

Household Products & Wares — 0.5%
ACCO Brands Corp.	2,893	14,610
Central Garden & Pet Co.*	300	8,250
Central Garden & Pet Co., Class A*	1,302	33,292
Helen of Troy Ltd.*	816	117,528
Lifetime Brands, Inc.	400	2,260
Tupperware Brands Corp.	1,600	2,592
WD-40 Co.	436	87,571

		266,103

Insurance — 3.0%
Ambac Financial Group, Inc.*	1,500	18,510
American Equity Investment Life Holding Co.	2,976	55,949
AMERISAFE, Inc.	608	39,198
Argo Group International Holdings Ltd.	1,032	38,246
Benefytt Technologies, Inc.*	300	6,717
BRP Group, Inc., Class A*	600	6,330
Citizens, Inc.*	1,466	9,558
CNO Financial Group, Inc.	4,793	59,385
Crawford & Co., Class A	700	5,040
Donegal Group, Inc., Class A	283	4,302
eHealth, Inc.*	720	101,390
Employers Holdings, Inc.	982	39,781
Enstar Group Ltd.*	361	57,417
Essent Group Ltd.	3,100	81,654

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2020 (Unaudited)

SMALL CAP INDEX FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)

Insurance — (continued)
FBL Financial Group, Inc., Class A	327	$15,261
FedNat Holding Co.	500	5,740
FGL Holdings	4,600	45,080
Genworth Financial, Inc., Class A*	15,900	52,788
Global Indemnity Ltd.	283	7,217
Goosehead Insurance, Inc., Class A*	400	17,852
Greenlight Capital Re Ltd., Class A*	1,128	6,712
Hallmark Financial Services, Inc.*	555	2,242
HCI Group, Inc.	200	8,050
Heritage Insurance Holdings, Inc.	800	8,568
Horace Mann Educators Corp.	1,280	46,835
Independence Holding Co.	100	2,556
Investors Title Co.	39	4,992
Kinsale Capital Group, Inc.	700	73,171
MBIA, Inc.*	2,700	19,278
National General Holdings Corp.	2,200	36,410
National Western Life Group, Inc., Class A	74	12,728
NI Holdings, Inc.*	200	2,712
NMI Holdings, Inc., Class A*	2,100	24,381
Palomar Holdings, Inc.*	600	34,896
ProAssurance Corp.	1,700	42,500
ProSight Global, Inc.*	400	3,900
Protective Insurance Corp., Class B	325	4,469
Radian Group, Inc.	6,503	84,214
RLI Corp.	1,322	116,243
Safety Insurance Group, Inc.	482	40,695
Selective Insurance Group, Inc.	1,875	93,187
State Auto Financial Corp.	576	16,007
Stewart Information Services Corp.	808	21,549
Third Point Reinsurance Ltd.*	2,400	17,784
Trupanion, Inc.*	900	23,427
United Fire Group, Inc.	680	22,175
United Insurance Holdings Corp.	800	7,392
Universal Insurance Holdings, Inc.	1,051	18,834
Watford Holdings Ltd.*	700	10,255

		1,473,577

Internet — 1.6%
1-800-Flowers.com, Inc., Class A*	737	9,750
Blucora, Inc.*	1,596	19,232
Boingo Wireless, Inc.*	1,400	14,854
Cardlytics, Inc.*	500	17,480
Cargurus, Inc.*	2,500	47,350
Cars.com, Inc.*	2,300	9,890
ChannelAdvisor Corp.*	900	6,534
Cogent Communications Holdings, Inc.	1,419	116,315
comScore, Inc.*	1,900	5,358
DHI Group, Inc.*	2,100	4,536
Endurance International Group Holdings, Inc.*	2,700	5,211
ePlus, Inc.*	430	26,927
Eventbrite, Inc., Class A*	1,300	9,490
EverQuote, Inc., Class A*	300	7,875
Groupon, Inc.*	15,000	14,703
HealthStream, Inc.*	900	21,555
Leaf Group Ltd.*	900	1,206
Limelight Networks, Inc.*	3,372	19,220

	Number of Shares	Value†
Internet — (continued)
Liquidity Services, Inc.*	1,035	$4,016
LiveXLive Media, Inc.*	1,500	2,370
NIC, Inc.	2,129	48,967
Overstock.com, Inc.*	871	4,346
Perficient, Inc.*	1,045	28,309
Q2 Holdings, Inc.*	1,400	82,684
QuinStreet, Inc.*	1,615	13,001
Shutterstock, Inc.	600	19,296
Stamps.com, Inc.*	520	67,642
Stitch Fix, Inc., Class A*	1,400	17,780
TechTarget, Inc.*	800	16,488
The Meet Group, Inc.*	2,300	13,501
The RealReal, Inc.*	1,700	11,917
The Rubicon Project, Inc.*	1,400	7,770
TrueCar, Inc.*	3,500	8,470
Tucows, Inc., Class A*	300	14,478
Upwork, Inc.*	2,000	12,900
VirnetX Holding Corp.*	2,283	12,488
Yelp, Inc.*	2,200	39,666
Zix Corp.*	1,848	7,965

		791,540

Investment Companies — 0.2%
Altus Midstream Co., Class A*	2,100	1,575
Cannae Holdings, Inc.*	2,400	80,376
Medallion Financial Corp.*	900	1,674
PDL Community Bancorp*	400	4,108
Rafael Holdings, Inc., Class B*	400	5,124

		92,857

Iron & Steel — 0.4%
Allegheny Technologies, Inc.*	4,100	34,850
Carpenter Technology Corp.	1,500	29,250
Cleveland-Cliffs, Inc.	12,480	49,296
Commercial Metals Co.	3,900	61,581
Ryerson Holding Corp.*	400	2,128
Schnitzer Steel Industries, Inc., Class A	900	11,736
TimkenSteel Corp.*	1,400	4,522

		193,363

Leisure Time — 0.6%
Acushnet Holdings Corp.	1,100	28,292
Callaway Golf Co.	3,146	32,152
Camping World Holdings, Inc., Class A	1,200	6,828
Clarus Corp.	700	6,860
Drive Shack, Inc.*	2,400	3,648
Escalade, Inc.	600	3,570
Fox Factory Holding Corp.*	1,200	50,400
Johnson Outdoors, Inc., Class A	200	12,540
LCI Industries	791	52,863
Liberty TripAdvisor Holdings, Inc., Class A*	2,400	4,320
Lindblad Expeditions Holdings, Inc.*	700	2,919
Malibu Boats, Inc., Class A*	700	20,153
Marine Products Corp.	88	711
MasterCraft Boat Holdings, Inc.*	500	3,650
OneSpaWorld Holdings Ltd.	1,600	6,496
Vista Outdoor, Inc.*	1,700	14,960

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2020 (Unaudited)

SMALL CAP INDEX FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)

Leisure Time — (continued)
YETI Holdings, Inc.*	1,800	$35,136

		285,498

Lodging — 0.1%
BBX Capital Corp.	2,500	5,775
Bluegreen Vacations Corp.	400	2,312
Boyd Gaming Corp.	2,666	38,444
Century Casinos, Inc.*	1,100	2,651
Monarch Casino & Resort, Inc.*	385	10,807
Red Lion Hotels Corp.*	800	1,168
Target Hospitality Corp.*	1,300	2,587
The Marcus Corp.	733	9,030

		72,774

Machinery - Construction & Mining — 0.2%
Argan, Inc.	436	15,073
Astec Industries, Inc.	698	24,409
Bloom Energy Corp., Class A*	2,000	10,460
Hyster-Yale Materials Handling, Inc.	344	13,791
Terex Corp.	2,100	30,156
The Manitowoc Co., Inc.*	1,025	8,712

		102,601

Machinery—Diversified — 0.9%
Alamo Group, Inc.	317	28,143
Albany International Corp., Class A	1,032	48,845
Applied Industrial Technologies, Inc.	1,282	58,613
Briggs & Stratton Corp.	1,636	2,961
Cactus, Inc., Class A	1,600	18,560
Chart Industries, Inc.*	1,177	34,109
Columbus McKinnon Corp.	785	19,625
CSW Industrials, Inc.	500	32,425
DXP Enterprises, Inc.*	522	6,400
Gencor Industries, Inc.*	500	5,250
Ichor Holdings Ltd.*	700	13,412
Kadant, Inc.	399	29,785
Lindsay Corp.	355	32,511
SPX FLOW, Inc.*	1,400	39,788
Tennant Co.	536	31,061
The Gorman-Rupp Co.	551	17,197
Twin Disc, Inc.*	400	2,792
Welbilt, Inc.*	4,200	21,546

		443,023

Media — 0.5%
Central European Media Enterprises Ltd., Class A*	3,100	9,703
Cumulus Media, Inc., Class A*	600	3,252
Daily Journal Corp.*	41	9,360
Entercom Communications Corp., Class A	4,100	7,011
Entravision Communications Corp., Class A	2,800	5,684
Gannett Co., Inc.	4,253	6,294
Gray Television, Inc.*	2,900	31,146
Hemisphere Media Group, Inc.*	400	3,416
Houghton Mifflin Harcourt Co.*	3,100	5,828
Lee Enterprises, Inc.*	2,400	2,359
Meredith Corp.	1,200	14,664
MSG Networks, Inc., Class A*	1,400	14,280

	Number of Shares	Value†
Media — (continued)
Saga Communications, Inc., Class A	133	$3,659
Scholastic Corp.	956	24,369
TEGNA, Inc.	7,000	76,020
The E.W. Scripps Co., Class A	1,929	14,545
Tribune Publishing Co.	700	5,677
WideOpenWest, Inc.*	800	3,808

		241,075

Metal Fabricate/Hardware — 0.9%
Advanced Drainage Systems, Inc.	1,400	41,216
Atkore International Group, Inc.*	1,500	31,605
CIRCOR International, Inc.*	635	7,385
Haynes International, Inc.	364	7,502
Helios Technologies, Inc.	959	36,365
L.B. Foster Co., Class A*	400	4,944
Lawson Products, Inc.*	100	2,672
Mueller Industries, Inc.	1,788	42,805
Mueller Water Products, Inc., Class A	5,192	41,588
NN, Inc.	1,600	2,768
Northwest Pipe Co.*	300	6,675
Olympic Steel, Inc.	231	2,391
Omega Flex, Inc.	59	4,979
RBC Bearings, Inc.*	781	88,089
Rexnord Corp.	3,400	77,078
The Eastern Co.	100	1,950
Worthington Industries, Inc.	1,284	33,705

		433,717

Mining — 0.5%
Century Aluminum Co.*	1,754	6,349
Coeur Mining, Inc.*	8,028	25,770
Compass Minerals International, Inc.	1,100	42,317
Contura Energy, Inc.*	700	1,645
Covia Holdings, Corp.*	1,220	697
Energy Fuels, Inc.*	2,800	3,304
Ferroglobe Representation & Warranty Insurance Trust Units*	2,414	0
Gold Resource Corp.	2,400	6,600
Hecla Mining Co.	15,191	27,648
Kaiser Aluminum Corp.	516	35,748
Livent Corp.*	4,600	24,150
Novagold Resources, Inc.*	7,300	53,874
Smart Sand, Inc.*	700	728
United States Lime & Minerals, Inc.	29	2,142
Uranium Energy Corp.*	5,300	2,968
US Silica Holdings, Inc.	2,600	4,680

		238,620

Miscellaneous Manufacturing — 1.6%
American Outdoor Brands Corp.*	1,579	13,106
Axon Enterprise, Inc.*	1,911	135,241
AZZ, Inc.	876	24,633
Chase Corp.	251	20,655
Enerpac Tool Group Corp.	1,706	28,234
EnPro Industries, Inc.	617	24,421
ESCO Technologies, Inc.	834	63,309
Fabrinet*	1,200	65,472
Federal Signal Corp.	1,943	53,005

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2020 (Unaudited)

SMALL CAP INDEX FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)

Miscellaneous Manufacturing — (continued)
GP Strategies Corp.*	400	$2,604
Harsco Corp.*	2,500	17,425
Hillenbrand, Inc.	2,344	44,794
John Bean Technologies Corp.	985	73,156
LSB Industries, Inc.*	749	1,573
Lydall, Inc.*	600	3,876
Materion Corp.	657	23,001
Myers Industries, Inc.	1,125	12,094
NL Industries, Inc.	90	268
Park-Ohio Holdings Corp.	200	3,788
Proto Labs, Inc.*	882	67,147
Raven Industries, Inc.	1,146	24,330
Standex International Corp.	400	19,608
Sturm Ruger & Co., Inc.	519	26,422
Synalloy Corp.*	400	3,492
Tredegar Corp.	761	11,894
Trinseo S.A.	1,300	23,543

		787,091

Office & Business Equipment — 0.0%
AstroNova, Inc.	300	2,328
Pitney Bowes, Inc.	5,500	11,220

		13,548

Office Furnishings — 0.3%
Herman Miller, Inc.	1,932	42,891
HNI Corp.	1,443	36,349
Interface, Inc.	1,995	15,082
Knoll, Inc.	1,553	16,027
Steelcase, Inc., Class A	2,831	27,942

		138,291

Oil & Gas — 0.7%
Abraxas Petroleum Corp.*	4,100	496
Amplify Energy Corp.	293	166
Berry Corp.	2,100	5,061
Bonanza Creek Energy, Inc.*	700	7,875
Brigham Minerals, Inc., Class A	600	4,962
California Resources Corp.*	1,700	1,700
Callon Petroleum Co.*	12,538	6,870
Chaparral Energy, Inc., Class A*	1,400	658
CNX Resources Corp.*	6,000	31,920
Cobalt International Energy, Inc.*	1	0
Comstock Resources, Inc.*	800	4,312
CVR Energy, Inc.	1,000	16,530
Delek US Holdings, Inc.	2,379	37,493
Denbury Resources, Inc.*	16,800	3,101
Diamond Offshore Drilling, Inc.*	2,000	3,660
Earthstone Energy, Inc., Class A*	700	1,232
Evolution Petroleum Corp.	1,200	3,132
Extraction Oil & Gas, Inc.*	3,700	1,561
Falcon Minerals Corp.	1,500	3,225
Goodrich Petroleum Corp.*	500	2,130
Gulfport Energy Corp.*	5,800	2,579
HighPoint Resources Corp.*	3,725	708
Laredo Petroleum, Inc.*	5,900	2,241
Magnolia Oil & Gas Corp., Class A*	3,300	13,200
Mammoth Energy Services, Inc.	500	374

	Number of Shares	Value†
Oil & Gas — (continued)
Matador Resources Co.*	3,500	$8,680
Montage Resources Corp.*	993	2,234
Murphy USA, Inc.*	923	77,864
Nabors Industries Ltd.	10,900	4,252
Noble Corp. PLC*	9,500	2,470
Northern Oil & Gas, Inc.*	10,300	6,830
Oasis Petroleum, Inc.*	11,200	3,920
Pacific Drilling S.A.*	1,100	473
Panhandle Oil and Gas, Inc., Class A	634	2,340
Par Pacific Holdings, Inc.*	1,218	8,648
PDC Energy, Inc.*	3,155	19,593
Penn Virginia Corp.*	400	1,236
QEP Resources, Inc.	8,400	2,810
Ring Energy, Inc.*	2,400	1,581
SandRidge Energy, Inc.*	800	719
Seadrill Ltd.*	2,400	1,032
SilverBow Resources, Inc.*	300	741
SM Energy Co.	3,700	4,514
Southwestern Energy Co.*	17,700	29,913
Talos Energy, Inc.*	600	3,450
Tellurian, Inc.*	3,400	3,073
Trecora Resources*	1,000	5,950
Unit Corp.*	1,700	442
W&T Offshore, Inc.*	3,543	6,023
Whiting Petroleum Corp.*	3,200	2,145

		356,119

Oil & Gas Services — 0.4%
Archrock, Inc.	4,200	15,792
DMC Global, Inc.	500	11,505
Dril-Quip, Inc.*	1,200	36,600
Exterran Corp.*	1,000	4,800
Flotek Industries, Inc.*	2,000	1,780
Forum Energy Technologies, Inc.*	2,700	479
Frank’s International N.V.*	3,900	10,101
FTS International, Inc.*	800	178
Geospace Technologies Corp.*	600	3,840
Helix Energy Solutions Group, Inc.*	4,501	7,382
Independence Contract Drilling, Inc.*	55	77
KLX Energy Services Holdings, Inc.*	600	420
Liberty Oilfield Services, Inc., Class A	2,000	5,380
Matrix Service Co.*	987	9,347
MRC Global, Inc.*	2,400	10,224
National Energy Services Reunited Corp.*	1,000	5,080
Natural Gas Services Group, Inc.*	594	2,649
NCS Multistage Holdings, Inc.*	400	256
Newpark Resources, Inc.*	2,712	2,433
NexTier Oilfield Solutions, Inc.*	4,991	5,840
Nine Energy Service, Inc.*	400	323
NOW, Inc.*	3,600	18,576
Oceaneering International, Inc.*	3,300	9,702
Oil States International, Inc.*	2,000	4,060
ProPetro Holding Corp.*	2,800	7,000
RPC, Inc.	2,200	4,532
Select Energy Services, Inc., Class A*	2,100	6,783
Solaris Oilfield Infrastructure, Inc., Class A	1,100	5,775
TETRA Technologies, Inc.*	5,379	1,721

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2020 (Unaudited)

SMALL CAP INDEX FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)

Oil & Gas Services — (continued)
Thermon Group Holdings, Inc.*	1,100	$16,577

		209,212

Packaging and Containers — 0.1%
Greif, Inc., Class A	800	24,872
Greif, Inc., Class B	200	8,012
TriMas Corp.*	1,495	34,534
UFP Technologies, Inc.*	200	7,618

		75,036

Pharmaceuticals — 4.1%
AcelRx Pharmaceuticals, Inc.*	3,300	3,894
Aclaris Therapeutics, Inc.*	800	832
Adamas Pharmaceuticals, Inc.*	700	2,023
Aeglea BioTherapeutics, Inc.*	900	4,194
Aerie Pharmaceuticals, Inc.*	1,500	20,250
Aimmune Therapeutics, Inc.*	1,400	20,188
Akcea Therapeutics, Inc.*	400	5,720
Akebia Therapeutics, Inc.*	3,710	28,122
Akorn, Inc.*	3,600	2,020
Alector, Inc.*	1,000	24,130
Amneal Pharmaceuticals, Inc.*	4,137	14,397
Amphastar Pharmaceuticals, Inc.*	1,100	16,324
Anika Therapeutics, Inc.*	400	11,564
Antares Pharma, Inc.*	5,600	13,216
Apellis Pharmaceuticals, Inc.*	1,900	50,901
Arvinas, Inc.*	700	28,210
Assertio Therapeutics, Inc.*	2,283	1,484
Athenex, Inc.*	2,100	16,254
Axsome Therapeutics, Inc.*	900	52,947
Beyondspring, Inc.*	400	5,124
BioDelivery Sciences International, Inc.*	3,100	11,749
BioSpecifics Technologies Corp.*	200	11,314
Bioxcel Therapeutics, Inc.*	300	6,705
Calithera Biosciences, Inc.*	1,200	5,328
Calyxt, Inc.*	300	999
Cara Therapeutics, Inc.*	1,200	15,852
Catalyst Pharmaceuticals, Inc.*	2,800	10,780
ChemoCentryx, Inc.*	1,300	52,234
Chiasma, Inc.*	1,100	4,015
Chimerix, Inc.*	1,700	2,448
Clovis Oncology, Inc.*	1,700	10,812
Collegium Pharmaceutical, Inc.*	1,000	16,330
Concert Pharmaceuticals, Inc.*	900	7,956
Corbus Pharmaceuticals Holdings, Inc.*	1,700	8,908
Corcept Therapeutics, Inc.*	3,100	36,859
CorMedix, Inc.*	1,000	3,590
Cyclerion Therapeutics, Inc.*	976	2,586
Eagle Pharmaceuticals, Inc.*	300	13,800
Enanta Pharmaceuticals, Inc.*	600	30,858
Endo International PLC*	7,600	28,120
Esperion Therapeutics, Inc.*	800	25,224
Flexion Therapeutics, Inc.*	1,200	9,444
Fulcrum Therapeutics, Inc.*	400	4,776
G1 Therapeutics, Inc.*	1,200	13,224
Galectin Therapeutics, Inc.*	1,400	2,744
Global Blood Therapeutics, Inc.*	1,900	97,071

	Number of Shares	Value†
Pharmaceuticals — (continued)
Gritstone Oncology, Inc.*	1,000	$5,820
Harpoon Therapeutics, Inc.*	200	2,316
Heron Therapeutics, Inc.*	2,800	32,872
Heska Corp.*	216	11,945
Hookipa Pharma, Inc.*	500	4,125
Intra-Cellular Therapies, Inc.*	1,800	27,666
Ironwood Pharmaceuticals, Inc.*	4,861	49,047
Jounce Therapeutics, Inc.*	400	1,900
Kadmon Holdings, Inc.*	4,900	20,531
Kala Pharmaceuticals, Inc.*	900	7,911
KalVista Pharmaceuticals, Inc.*	500	3,825
Kindred Biosciences, Inc.*	1,400	5,600
Kodiak Sciences, Inc.*	900	42,930
La Jolla Pharmaceutical Co.*	700	2,940
Lannett Co., Inc.*	997	6,929
Lifevantage Corp.*	600	6,180
LogicBio Therapeutics, Inc.*	400	1,976
Madrigal Pharmaceuticals, Inc.*	304	20,295
Mallinckrodt PLC*	2,800	5,544
MannKind Corp.*	5,401	5,563
Marinus Pharmaceuticals, Inc.*	1,400	2,842
MediciNova, Inc.*	1,400	5,208
Mersana Therapeutics, Inc.*	1,300	7,579
Millendo Therapeutics, Inc.*	400	2,112
Minerva Neurosciences, Inc.*	800	4,816
Mirati Therapeutics, Inc.*	1,000	76,870
Morphic Holding, Inc.*	300	4,404
MyoKardia, Inc.*	1,400	65,632
Nature’s Sunshine Products, Inc.*	200	1,626
Neogen Corp.*	1,669	111,806
Ocular Therapeutix, Inc.*	1,600	7,920
Odonate Therapeutics, Inc.*	300	8,283
Optinose, Inc.*	600	2,694
Option Care Health, Inc.*	1,102	10,436
Pacira BioSciences, Inc.*	1,300	43,589
PhaseBio Pharmaceuticals, Inc.*	600	1,986
Phibro Animal Health Corp., Class A	700	16,919
Portola Pharmaceuticals, Inc.*	2,500	17,825
Prestige Consumer Healthcare, Inc.*	1,572	57,661
Principia Biopharma, Inc.*	600	35,628
Progenics Pharmaceuticals, Inc.*	2,601	9,884
Protagonist Therapeutics, Inc.*	600	4,236
Ra Pharmaceuticals, Inc.*	1,100	52,811
Radius Health, Inc.*	1,400	18,200
Reata Pharmaceuticals, Inc., Class A*	731	105,513
Recro Pharma, Inc.*	500	4,085
Revance Therapeutics, Inc.*	1,500	22,200
Rhythm Pharmaceuticals, Inc.*	800	12,176
Rocket Pharmaceuticals, Inc.*	900	12,555
Rockwell Medical, Inc.*	1,800	3,690
Seres Therapeutics, Inc.*	800	2,856
SIGA Technologies, Inc.*	2,000	9,560
Sorrento Therapeutics, Inc.*	3,300	6,072
Spero Therapeutics, Inc.*	460	3,717
Supernus Pharmaceuticals, Inc.*	1,700	30,583
Sutro Biopharma, Inc.*	500	5,100

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2020 (Unaudited)

SMALL CAP INDEX FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)

Pharmaceuticals — (continued)
Syros Pharmaceuticals, Inc.*	1,400	$8,302
TG Therapeutics, Inc.*	2,900	28,536
TherapeuticsMD, Inc.*	7,200	7,632
Tricida, Inc.*	700	15,400
Turning Point Therapeutics, Inc.*	900	40,194
Tyme Technologies, Inc.*	2,000	2,200
UroGen Pharma Ltd.*	500	8,920
USANA Health Sciences, Inc.*	448	25,876
Vanda Pharmaceuticals, Inc.*	1,841	19,073
Verrica Pharmaceuticals, Inc.*	600	6,558
Voyager Therapeutics, Inc.*	900	8,235
Xeris Pharmaceuticals, Inc.*	800	1,560
Zogenix, Inc.*	1,375	34,004
Zynerba Pharmaceuticals, Inc.*	800	3,064

		2,020,063

Real Estate — 0.5%
Consolidated-Tomoka Land Co.	124	5,621
Cushman & Wakefield PLC*	3,500	41,090
eXp World Holdings, Inc.*	700	5,922
Forestar Group, Inc.*	460	4,761
FRP Holdings, Inc.*	269	11,567
Kennedy-Wilson Holdings, Inc.	3,881	52,083
Legacy Housing Corp.*	300	2,775
Marcus & Millichap, Inc.*	700	18,970
Newmark Group, Inc., Class A	4,700	19,975
RE/MAX Holdings, Inc., Class A	600	13,152
Realogy Holdings Corp.	3,500	10,535
Redfin Corp.*	2,800	43,176
Stratus Properties, Inc.*	100	1,769
The RMR Group, Inc., Class A	467	12,595
The St. Joe Co.*	1,000	16,780

		260,771

Retail — 3.3%
Abercrombie & Fitch Co., Class A	2,200	19,998
America’s Car-Mart, Inc.*	180	10,143
American Eagle Outfitters, Inc.	5,200	41,340
Asbury Automotive Group, Inc.*	604	33,359
Ascena Retail Group, Inc.*	335	466
At Home Group, Inc.*	1,400	2,828
Barnes & Noble Education, Inc.*	1,737	2,362
Bed Bath & Beyond, Inc.	4,000	16,840
Big Lots, Inc.	1,300	18,486
Biglari Holdings, Inc., Class B*	40	2,056
BJ’s Restaurants, Inc.	620	8,612
BJ’s Wholesale Club Holdings, Inc.*	3,600	91,692
Bloomin’ Brands, Inc.	2,900	20,706
BlueLinx Holdings, Inc.*	300	1,485
BMC Stock Holdings, Inc.*	2,200	39,006
Boot Barn Holdings, Inc.*	900	11,637
Brinker International, Inc.	1,200	14,412
Caleres, Inc.	1,354	7,041
Carrols Restaurant Group, Inc.*	1,113	2,026
Chico’s FAS, Inc.	4,000	5,160
Chuy’s Holdings, Inc.*	600	6,042
Citi Trends, Inc.	303	2,697

	Number of Shares	Value†
Retail — (continued)
Conn’s, Inc.*	704	$2,943
Cracker Barrel Old Country Store, Inc.	762	63,414
Dave & Buster’s Entertainment, Inc.	1,000	13,080
Del Taco Restaurants, Inc.*	1,100	3,773
Denny’s Corp.*	1,952	14,991
Designer Brands, Inc., Class A	1,900	9,462
Dillard’s, Inc., Class A	300	11,085
Dine Brands Global, Inc.	471	13,508
Duluth Holdings, Inc., Class B*	200	802
El Pollo Loco Holdings, Inc.*	600	5,070
Express, Inc.*	1,654	2,464
Fiesta Restaurant Group, Inc.*	1,013	4,082
FirstCash, Inc.	1,339	96,060
Freshpet, Inc.*	1,100	70,257
Gaia, Inc.*	400	3,552
GameStop Corp., Class A*	2,100	7,350
Genesco, Inc.*	495	6,603
GMS, Inc.*	1,400	22,022
GNC Holdings, Inc., Class A*	2,800	1,311
Group 1 Automotive, Inc.	607	26,866
Guess?, Inc.	1,500	10,155
Haverty Furniture Cos., Inc.	550	6,539
Hibbett Sports, Inc.*	555	6,069
Hudson Ltd., Class A*	1,200	6,024
J Alexander’s Holdings, Inc.*	483	1,850
J. Jill, Inc.*	800	442
J.C. Penney Co., Inc.*	12,100	4,356
Jack in the Box, Inc.	814	28,531
Lands’ End, Inc.*	300	1,602
Lithia Motors, Inc., Class A	726	59,380
Lumber Liquidators Holdings, Inc.*	1,033	4,845
MarineMax, Inc.*	700	7,294
Movado Group, Inc.	460	5,437
National Vision Holdings, Inc.*	2,500	48,550
Noodles & Co.*	1,200	5,652
Office Depot, Inc.	17,700	29,028
OptimizeRx Corp.*	500	4,530
Papa John’s International, Inc.	710	37,893
Party City Holdco, Inc.*	2,100	962
PC Connection, Inc.	365	15,042
PetIQ, Inc.*	700	16,261
PetMed Express, Inc.	613	17,642
Potbelly Corp.*	1,000	3,090
PriceSmart, Inc.	731	38,414
Red Robin Gourmet Burgers, Inc.*	420	3,578
Regis Corp.*	732	4,326
RH*	532	53,450
Rite Aid Corp.*	1,710	25,650
Rush Enterprises, Inc., Class A	835	26,653
Rush Enterprises, Inc., Class B	100	3,051
Ruth’s Hospitality Group, Inc.	895	5,979
Sally Beauty Holdings, Inc.*	3,800	30,704
Shake Shack, Inc., Class A*	900	33,966
Shoe Carnival, Inc.	258	5,359
Signet Jewelers Ltd.	1,700	10,965
Sonic Automotive, Inc., Class A	734	9,747

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2020 (Unaudited)

SMALL CAP INDEX FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)

Retail — (continued)
Sportsman’s Warehouse Holdings, Inc.*	1,000	$6,160
Systemax, Inc.	362	6,418
Tailored Brands, Inc.	1,956	3,403
Texas Roadhouse, Inc.	2,170	89,621
The Buckle, Inc.	849	11,640
The Cato Corp., Class A	704	7,512
The Cheesecake Factory, Inc.	1,316	22,477
The Children’s Place, Inc.	494	9,663
The Container Store Group, Inc.*	600	1,416
The Lovesac Co.*	400	2,332
The Michaels Cos, Inc.*	3,100	5,022
Tilly’s, Inc., Class A	800	3,304
Vera Bradley, Inc.*	800	3,296
Waitr Holdings, Inc.*	2,000	2,460
Wingstop, Inc.	1,000	79,700
Winmark Corp.	75	9,556
World Fuel Services Corp.	2,100	52,878
Zumiez, Inc.*	703	12,176

		1,639,139

Savings & Loans — 1.3%
Axos Financial, Inc.*	1,800	32,634
Banc of California, Inc.	1,300	10,400
BankFinancial Corp.	609	5,365
Berkshire Hills Bancorp, Inc.	1,542	22,914
Brookline Bancorp, Inc.	2,522	28,448
Capitol Federal Financial, Inc.	4,400	51,084
Community Bankers Trust Corp.	600	2,910
Dime Community Bancshares, Inc.	930	12,750
ESSA Bancorp, Inc.	200	2,730
First Capital, Inc.	100	5,990
First Defiance Financial Corp.	1,231	18,145
First Financial Northwest, Inc.	100	1,004
Flagstar Bancorp, Inc.	1,100	21,813
Flushing Financial Corp.	838	11,196
FS Bancorp, Inc.	100	3,600
Hingham Institution for Savings	43	6,235
Home Bancorp, Inc.	300	7,326
HomeStreet, Inc.	800	17,784
HomeTrust Bancshares, Inc.	500	7,960
Investors Bancorp, Inc.	7,455	59,565
Malvern Bancorp, Inc.*	300	3,675
Meridian Bancorp, Inc.	1,474	16,538
Meta Financial Group, Inc.	1,100	23,892
MutualFirst Financial, Inc.	200	5,640
Northfield Bancorp, Inc.	1,293	14,469
Northwest Bancshares, Inc.	3,175	36,735
OceanFirst Financial Corp.	1,710	27,206
Pacific Premier Bancorp, Inc.	1,916	36,097
Provident Financial Holdings, Inc.	300	4,569
Provident Financial Services, Inc.	1,903	24,473
Prudential Bancorp, Inc.	400	5,920
Riverview Bancorp, Inc.	500	2,505
Southern Missouri Bancorp, Inc.	300	7,281
Territorial Bancorp, Inc.	243	5,966
Timberland Bancorp, Inc.	300	5,487
Washington Federal, Inc.	2,500	64,900

	Number of Shares	Value†
Savings & Loans — (continued)
Waterstone Financial, Inc.	800	$11,632
WSFS Financial Corp.	1,706	42,513

		669,351

Semiconductors — 2.7%
Adesto Technologies Corp.*	1,000	11,190
Alpha & Omega Semiconductor Ltd.*	600	3,846
Ambarella, Inc.*	1,000	48,560
Amkor Technology, Inc.*	3,011	23,456
Axcelis Technologies, Inc.*	1,025	18,768
AXT, Inc.*	1,500	4,815
Brooks Automation, Inc.	2,277	69,448
Cabot Microelectronics Corp.	927	105,808
CEVA, Inc.*	671	16,728
Cirrus Logic, Inc.*	1,881	123,450
Cohu, Inc.	1,224	15,153
CTS Corp.	1,063	26,458
Diodes, Inc.*	1,299	52,785
DSP Group, Inc.*	800	10,720
FormFactor, Inc.*	2,329	46,790
GSI Technology, Inc.*	700	4,872
Impinj, Inc.*	500	8,355
Inphi Corp.*	1,500	118,755
Lattice Semiconductor Corp.*	4,024	71,708
MACOM Technology Solutions Holdings, Inc.*	1,422	26,918
MaxLinear, Inc.*	2,243	26,176
Onto Innovation, Inc.*	1,547	45,899
Photronics, Inc.*	2,092	21,464
Power Integrations, Inc.	895	79,055
Rambus, Inc.*	3,523	39,105
Semtech Corp.*	2,109	79,087
Silicon Laboratories, Inc.*	1,402	119,745
SiTime Corp.*	200	4,354
SMART Global Holdings, Inc.*	400	9,720
Synaptics, Inc.*	1,116	64,583
Ultra Clean Holdings, Inc.*	1,300	17,940
Veeco Instruments, Inc.*	1,654	15,829
Xperi Corp.	1,523	21,185

		1,352,725

Software — 4.9%
1Life Healthcare, Inc.*	600	10,890
ACI Worldwide, Inc.*	3,727	90,007
Allscripts Healthcare Solutions, Inc.*	5,100	35,904
Altair Engineering, Inc., Class A*	1,300	34,450
American Software, Inc., Class A	893	12,690
Appfolio, Inc., Class A*	500	55,475
Appian Corp.*	1,100	44,253
Avaya Holdings Corp.*	3,100	25,079
Avid Technology, Inc.*	1,100	7,403
Bandwidth, Inc., Class A*	500	33,645
Benefitfocus, Inc.*	900	8,019
Blackbaud, Inc.	1,550	86,102
Blackline, Inc.*	1,400	73,654
Bottomline Technologies, Inc.*	1,445	52,959
Box, Inc., Class A*	4,600	64,584

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2020 (Unaudited)

SMALL CAP INDEX FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)

Software — (continued)
Brightcove, Inc.*	1,200	$8,364
Castlight Health, Inc., Class B*	3,900	2,820
Cloudera, Inc.*	7,793	61,331
CommVault Systems, Inc.*	1,348	54,567
Computer Programs & Systems, Inc.	447	9,946
Cornerstone OnDemand, Inc.*	1,800	57,150
CSG Systems International, Inc.	1,081	45,240
Digi International, Inc.*	857	8,176
Digimarc Corp.*	400	5,220
Digital Turbine Inc*	2,300	9,913
Domo, Inc., Class B*	600	5,964
Donnelley Financial Solutions, Inc.*	1,000	5,270
Ebix, Inc.	736	11,172
eGain Corp.*	900	6,597
Envestnet, Inc.*	1,513	81,369
Everbridge, Inc.*	1,087	115,613
Evolent Health, Inc., Class A*	2,100	11,403
Exela Technologies, Inc.*	1,800	369
Five9, Inc.*	1,900	145,274
Glu Mobile, Inc.*	4,000	25,160
GTY Technology Holdings, Inc.*	1,200	5,424
Health Catalyst, Inc.*	600	15,690
InnerWorkings, Inc.*	1,724	2,017
Inovalon Holdings, Inc., Class A*	2,300	38,318
Intelligent Systems Corp.*	200	6,798
J2 Global, Inc.	1,474	110,329
LivePerson, Inc.*	2,025	46,069
ManTech International Corp., Class A	839	60,970
MicroStrategy, Inc., Class A*	259	30,588
MobileIron, Inc.*	3,500	13,300
Model N, Inc.*	1,000	22,210
NextGen Healthcare, Inc.*	1,804	18,834
Omnicell, Inc.*	1,335	87,549
Pareteum Corp.*	4,200	1,730
PDF Solutions, Inc.*	800	9,376
Phreesia, Inc.*	900	18,927
Progress Software Corp.	1,426	45,632
PROS Holdings, Inc.*	1,017	31,558
QAD, Inc., Class A	392	15,653
Rapid7, Inc.*	1,600	69,328
Rosetta Stone, Inc.*	700	9,814
SailPoint Technologies Holding, Inc.*	2,700	41,094
Schrodinger, Inc.*	400	17,248
SecureWorks Corp., Class A*	100	1,151
Simulations Plus, Inc.	400	13,968
Sprout Social, Inc., Class A*	400	6,384
SPS Commerce, Inc.*	1,098	51,068
SVMK, Inc.*	2,800	37,828
Synchronoss Technologies, Inc.*	1,500	4,575
Tabula Rasa HealthCare, Inc.*	600	31,374
TiVo Corp.	4,023	28,483
Upland Software, Inc.*	800	21,456
Verint Systems, Inc.*	2,095	90,085
Verra Mobility Corp.*	4,000	28,560
Workiva, Inc.*	1,200	38,796
Yext, Inc.*	3,100	31,589

	Number of Shares	Value†
Software — (continued)
Zuora, Inc., Class A*	3,000	$24,150

		2,433,955

Storage & Warehousing — 0.1%
Mobile Mini, Inc.	1,377	36,119

Telecommunications — 1.7%
8X8, Inc.*	3,100	42,966
Acacia Communications, Inc.*	1,200	80,616
ADTRAN, Inc.	1,705	13,095
Airgain, Inc.*	400	2,956
Anterix, Inc.*	300	13,701
ATN International, Inc.	335	19,668
CalAmp Corp.*	1,000	4,500
Calix, Inc.*	1,487	10,528
Casa Systems, Inc.*	1,200	4,200
Cincinnati Bell, Inc.*	1,682	24,625
Clearfield, Inc.*	400	4,740
Comtech Telecommunications Corp.	852	11,323
Consolidated Communications Holdings, Inc.	2,571	11,698
Extreme Networks, Inc.*	4,147	12,814
Frontier Communications Corp.*	3,073	1,168
Gogo, Inc.*	2,200	4,664
GTT Communications, Inc.*	1,000	7,950
Harmonic, Inc.*	2,870	16,531
IDT Corp., Class B*	700	3,794
Infinera Corp.*	5,394	28,588
Inseego Corp.*	1,300	8,099
Intelsat S.A.*	2,300	3,519
InterDigital, Inc.	994	44,362
Iridium Communications, Inc.*	3,200	71,456
Knowles Corp.*	2,652	35,484
KVH Industries, Inc.*	354	3,338
Liberty Latin America Ltd., Class A*	1,400	14,728
Liberty Latin America Ltd., Class C*	3,600	36,936
Loral Space & Communications, Inc.*	446	7,248
Maxar Technologies, Inc.	1,800	19,224
NeoPhotonics Corp.*	1,300	9,425
NETGEAR, Inc.*	1,029	23,502
Ooma, Inc.*	700	8,351
ORBCOMM, Inc.*	2,700	6,588
Plantronics, Inc.	1,067	10,734
Preformed Line Products Co.	145	7,225
Ribbon Communications, Inc.*	1,843	5,584
RigNet, Inc.*	500	900
Shenandoah Telecommunications Co.	1,518	74,762
Spok Holdings, Inc.	612	6,542
TESSCO Technologies, Inc.	300	1,467
Viavi Solutions, Inc.*	7,400	82,954
Vonage Holdings Corp.*	7,500	54,225

		856,778

Textiles — 0.2%
Culp, Inc.	500	3,680
UniFirst Corp.	489	73,883

		77,563

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2020 (Unaudited)

SMALL CAP INDEX FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)

Toys, Games & Hobbies — 0.0%
Funko, Inc., Class A*	600	$2,394

Transportation — 1.4%
Air Transport Services Group, Inc.*	1,885	34,458
ArcBest Corp.	795	13,928
Ardmore Shipping Corp.	800	4,200
Atlas Air Worldwide Holdings, Inc.*	648	16,634
CAI International, Inc.*	460	6,504
Costamare, Inc.	1,200	5,424
Covenant Transportation Group, Inc., Class A*	400	3,468
CryoPort, Inc.*	1,000	17,070
Daseke, Inc.*	1,800	2,520
DHT Holdings, Inc.	3,700	28,379
Diamond S Shipping, Inc.*	900	10,629
Dorian LPG Ltd.*	1,032	8,989
Eagle Bulk Shipping, Inc.*	1,500	2,775
Echo Global Logistics, Inc.*	800	13,664
Era Group, Inc.*	800	4,264
Forward Air Corp.	896	45,382
GasLog Ltd.	1,300	4,706
Genco Shipping & Trading Ltd.	700	4,494
Golar LNG Ltd.	3,200	25,216
Heartland Express, Inc.	1,567	29,099
Hub Group, Inc., Class A*	1,043	47,425
International Seaways, Inc.	733	17,511
Marten Transport Ltd.	1,151	23,619
Matson, Inc.	1,400	42,868
Nordic American Tankers Ltd.	4,767	21,595
Overseas Shipholding Group, Inc., Class A*	1,600	3,632
PAM Transportation Services, Inc.*	50	1,538
Radiant Logistics, Inc.*	1,000	3,870
Safe Bulkers, Inc.*	2,600	3,094
Saia, Inc.*	861	63,318
Scorpio Bulkers, Inc.	1,500	3,795
Scorpio Tankers, Inc.	1,440	27,533
SEACOR Holdings, Inc.*	600	16,176
SFL Corp., Ltd.	2,684	25,417
Teekay Corp.*	1,900	6,004
Teekay Tankers Ltd., Class A*	661	14,701
Tidewater, Inc.*	1,400	9,912
Universal Logistics Holdings, Inc.	300	3,930
US Xpress Enterprises, Inc., Class A*	400	1,336
Werner Enterprises, Inc.	1,452	52,650
YRC Worldwide, Inc.*	1,300	2,184

		673,911

Trucking and Leasing — 0.2%
GATX Corp.	1,100	68,816
General Finance Corp.*	400	2,496
The Greenbrier Cos., Inc.	1,047	18,574
Willis Lease Finance Corp.*	100	2,660

		92,546

Water — 0.6%
American States Water Co.	1,224	100,050
Artesian Resources Corp., Class A	313	11,700

	Number of Shares	Value†
Water — (continued)
California Water Service Group	1,566	$78,801
Consolidated Water Co., Ltd.	500	8,200
Global Water Resources, Inc.	500	5,095
Middlesex Water Co.	531	31,924
PICO Holdings, Inc.*	792	6,162
SJW Group	888	51,300
The York Water Co.	397	17,253

		310,485

TOTAL COMMON STOCKS (Cost $48,536,368)		43,229,071

REAL ESTATE INVESTMENT TRUSTS — 7.2%

Apartments — 0.2%
Bluerock Residential Growth REIT, Inc.	600	3,342
BRT Apartments Corp.	200	2,050
Front Yard Residential Corp.	1,600	19,120
Independence Realty Trust, Inc.	2,892	25,854
Investors Real Estate Trust	361	19,855
NexPoint Residential Trust, Inc.	600	15,126
Preferred Apartment Communities, Inc., Class A	1,400	10,052

		95,399

Building & Real Estate — 0.5%
Agree Realty Corp.	1,296	80,222
Anworth Mortgage Asset Corp.	3,731	4,216
Apollo Commercial Real Estate Finance, Inc.	5,056	37,516
Ares Commercial Real Estate Corp.	1,000	6,990
Capstead Mortgage Corp.	2,775	11,655
Getty Realty Corp.	1,169	27,752
Invesco Mortgage Capital, Inc.	5,307	18,097
iStar, Inc.	1,918	20,350
New York Mortgage Trust, Inc.	12,700	19,685
PennyMac Mortgage Investment Trust	3,292	34,961
Ready Capital Corp.	1,100	7,942

		269,386

Diversified — 1.5%
AG Mortgage Investment Trust, Inc.	1,188	3,255
Alexander & Baldwin, Inc.	2,256	25,312
American Finance Trust, Inc.	3,400	21,250
Armada Hoffler Properties, Inc.	1,700	18,190
Blackstone Mortgage Trust, Inc., Class A	4,100	76,342
CatchMark Timber Trust, Inc., Class A	1,400	10,108
Clipper Realty, Inc.	600	3,108
Colony Credit Real Estate, Inc.	2,500	9,850
CoreCivic, Inc.	3,700	41,329
CorEnergy Infrastructure Trust, Inc.	400	7,352
CorePoint Lodging, Inc.	1,550	6,076
Exantas Capital Corp.	1,175	3,243
Four Corners Property Trust, Inc.	2,200	41,162
Gladstone Commercial Corp.	1,052	15,107
Gladstone Land Corp.	700	8,295
Global Net Lease, Inc.	3,033	40,551
Lexington Realty Trust	7,715	76,610
One Liberty Properties, Inc.	503	7,007

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2020 (Unaudited)

SMALL CAP INDEX FUND

	Number of Shares	Value†
REAL ESTATE INVESTMENT TRUSTS — (continued)

Diversified — (continued)
PotlatchDeltic Corp.	2,137	$67,081
PS Business Parks, Inc.	633	85,784
The GEO Group, Inc.	3,752	45,624
UMH Properties, Inc.	1,068	11,599
Uniti Group, Inc.	6,100	36,783
Washington Real Estate Investment Trust	2,606	62,205

		723,223

Diversified Financial Services — 0.3%
Arlington Asset Investment Corp., Class A	900	1,971
ARMOUR Residential REIT, Inc.	1,775	15,638
Cherry Hill Mortgage Investment Corp.	500	3,100
Dynex Capital, Inc.	769	8,028
Ellington Financial, Inc.	1,000	5,710
Granite Point Mortgage Trust, Inc.	1,700	8,619
Great Ajax Corp.	621	3,950
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	2,000	40,820
KKR Real Estate Finance Trust, Inc.	900	13,509
Ladder Capital Corp.	3,376	16,002
Orchid Island Capital, Inc.	1,700	5,015
Redwood Trust, Inc.	3,477	17,594
TPG RE Finance Trust, Inc.	1,500	8,235
Western Asset Mortgage Capital Corp.	1,597	3,657

		151,848

Healthcare — 1.1%
CareTrust REIT, Inc.	3,095	45,775
Community Healthcare Trust, Inc.	600	22,968
Diversified Healthcare Trust	7,800	28,314
Global Medical REIT, Inc.	1,300	13,156
Healthcare Realty Trust, Inc.	4,272	119,317
LTC Properties, Inc.	1,217	37,605
National Health Investors, Inc.	1,357	67,199
New Senior Investment Group, Inc.	2,700	6,912
Physicians Realty Trust	6,000	83,640
Sabra Health Care REIT, Inc.	6,293	68,720
Universal Health Realty Income Trust	420	42,340

		535,946

Hotels & Resorts — 0.5%
Ashford Hospitality Trust, Inc.	3,020	2,232
Braemar Hotels & Resorts, Inc.	987	1,678
Chatham Lodging Trust	1,500	8,910
DiamondRock Hospitality Co.	6,423	32,629
Hersha Hospitality Trust	1,117	3,999
Pebblebrook Hotel Trust	4,293	46,751
RLJ Lodging Trust	5,380	41,534
Ryman Hospitality Properties, Inc.	1,512	54,205
Summit Hotel Properties, Inc.	3,400	14,348
Sunstone Hotel Investors, Inc.	7,247	63,121

		269,407

Industrial — 1.3%
EastGroup Properties, Inc.	1,240	129,555
First Industrial Realty Trust, Inc.	4,029	133,884
Monmouth Real Estate Investment Corp.	2,949	35,536
QTS Realty Trust, Inc., Class A	1,843	106,912

	Number of Shares	Value†
Industrial — (continued)
Rexford Industrial Realty, Inc.	3,600	$147,636
STAG lndustrial, Inc.	4,800	108,096

		661,619

Office Property — 0.6%
American Assets Trust, Inc.	1,600	40,000
CIM Commercial Trust Corp.	500	5,545
City Office REIT, Inc.	1,900	13,737
Easterly Government Properties, Inc.	2,400	59,136
Franklin Street Properties Corp.	3,145	18,021
Mack-Cali Realty Corp.	2,700	41,121
Office Properties Income Trust	1,569	42,755
Piedmont Office Realty Trust, Inc., Class A	4,000	70,640

		290,955

Real Estate — 0.3%
Essential Properties Realty Trust, Inc.	2,900	37,874
Farmland Partners, Inc.	900	5,463
Innovative Industrial Properties, Inc.	500	37,965
Safehold, Inc.	400	25,292
Xenia Hotels & Resorts, Inc.	3,500	36,050

		142,644

Regional Malls — 0.1%
CBL & Associates Properties, Inc.*	6,900	1,381
Pennsylvania Real Estate Investment Trust	2,715	2,475
Tanger Factory Outlet Centers, Inc.	3,100	15,500
Washington Prime Group, Inc.	5,800	4,669

		24,025

Storage & Warehousing — 0.4%
Industrial Logistics Properties Trust	2,158	37,851
Jernigan Capital, Inc.	600	6,576
National Storage Affiliates Trust	1,900	56,240
Terreno Realty Corp.	2,075	107,381

		208,048

Strip Centers — 0.4%
Acadia Realty Trust	2,720	33,701
Alexander’s, Inc.	69	19,040
Cedar Realty Trust, Inc.	2,826	2,637
Kite Realty Group Trust	2,751	26,052
Retail Opportunity Investments Corp.	3,800	31,502
Retail Value, Inc.	519	6,358
RPT Realty	2,641	15,925
Saul Centers, Inc.	351	11,492
Seritage Growth Properties, Class A*	1,100	10,021
Urban Edge Properties	3,700	32,597
Urstadt Biddle Properties, Inc., Class A	916	12,915
Whitestone REIT	1,400	8,680

		210,920

TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $5,166,045)		3,583,420

RIGHTS — 0.0%

Chelsea Therapeutics International Ltd. CVR*	1,600	0

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2020 (Unaudited)

SMALL CAP INDEX FUND

	Number of Shares	Value†
RIGHTS — (continued)

Corium International, Inc. CVR*	900	$162
Cubist Pharmaceuticals, Inc.*	1,200	0
Durata Therapeutics CVR Shares*	500	0
Media General CVR*	4,400	440
Newstar Financial, Inc. CVR*	1,300	314
Tobira Therapeutic, Inc. CVR*	400	5,616

TOTAL RIGHTS (Cost $1,514)		6,532

SHORT-TERM INVESTMENTS — 1.7%

BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 0.330%) (Cost $831,237)	831,237	831,237

TOTAL INVESTMENTS — 95.8% (Cost $54,535,164)		47,650,260
Other Assets & Liabilities — 4.2%		2,113,381

TOTAL NET ASSETS — 100.0%		$49,763,641

†	See Security Valuation Note in the most recent semi-annual or annual report.
*	Non-income producing security.

AG — Aktiengesellschaft.

CVR — Contingent Valued Rights.

N.V. — Naamloze Vennootschap.

S.A. — Societe Anonyme.

PLC — Public Limited Company.

REIT — Real Estate Investment Trust.

COMMON STOCKS INDUSTRY DIVERSIFICATION	% of Market Value	Value†
Advertising	0.1%	$48,285
Aerospace & Defense	1.2%	516,810
Agriculture	0.4%	153,851
Airlines	0.3%	122,604
Apparel	0.8%	331,781
Auto Manufacturers	0.1%	47,835
Auto Parts & Equipment	0.9%	406,364
Banks	9.5%	4,111,814
Beverages	0.4%	176,719
Biotechnology	7.8%	3,359,036
Building Materials	2.1%	898,710
Chemicals	1.8%	779,185
Coal	0.1%	57,607
Commercial Services	5.4%	2,322,331
Computers	2.8%	1,202,898
Cosmetics & Personal Care	0.2%	76,046
Distribution & Wholesale	0.9%	376,673
Diversified Financial Services	2.2%	973,206
Electric	2.5%	1,067,476

Electrical Components & Equipment	1.3%	$547,098
Electronics	2.4%	1,026,526
Energy-Alternate Sources	0.7%	294,842
Engineering & Construction	1.6%	698,583
Entertainment	0.9%	391,281
Environmental Control	0.9%	368,834
Food	2.0%	853,538
Forest Products & Paper	0.2%	92,402
Gas	1.6%	678,614
Hand & Machine Tools	0.6%	254,175
Healthcare Products	5.7%	2,453,057
Healthcare Services	2.9%	1,274,250
Holding Companies	0.1%	62,649
Home Builders	0.9%	403,478
Home Furnishings	0.4%	160,668
Household Products & Wares	0.6%	266,103
Insurance	3.4%	1,473,577
Internet	1.8%	791,540
Investment Companies	0.2%	92,857
Iron & Steel	0.4%	193,363
Leisure Time	0.7%	285,498
Lodging	0.2%	72,774
Machinery - Construction & Mining	0.2%	102,601
Machinery - Diversified	1.0%	443,023
Media	0.6%	241,075
Metal Fabricate/Hardware	1.0%	433,717
Mining	0.5%	238,620
Miscellaneous Manufacturing	1.8%	787,091
Office & Business Equipment	—%	13,548
Office Furnishings	0.3%	138,291
Oil & Gas	0.8%	356,119
Oil & Gas Services	0.5%	209,212
Packaging and Containers	0.2%	75,036
Pharmaceuticals	4.7%	2,020,063
Real Estate	0.6%	260,771
Retail	3.8%	1,639,139
Savings & Loans	1.5%	669,351
Semiconductors	3.1%	1,352,725
Software	5.6%	2,433,955
Storage & Warehousing	0.1%	36,119
Telecommunications	2.0%	856,778
Textiles	0.2%	77,563
Toys, Games & Hobbies	—%	2,394
Transportation	1.6%	673,911
Trucking and Leasing	0.2%	92,546
Water	0.7%	310,485

	100.0%	$43,229,071

Futures Contracts:

Type	Futures Contract	Expiration Date	Numbers of Contracts	Units per Contract	Closing Price	Notional Value	Unrealized Appreciation	Unrealized Depreciation
Buy/Long	Russell 2000 Mini Index	06/19/2020	14	50	$1,148	$803,320	$107	$—

							$107	$—